UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-22131

Miller Investment Trust
(Exact name of registrant as specified in charter)

100 Market Street, Suite 203, Portsmouth, NH	03801
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	781-416-4000

Date of fiscal year end:	10/31

Date of reporting period:	4/30/26

Item 1. Reports to Stockholders.

(a)

Miller Convertible Bond Fund - Class A (MCFAX)

Semi-Annual Shareholder Report - April 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Miller Convertible Bond Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.millerfamilyoffunds.com/funddocuments. You can also request this information by contacting us at (877) 441-4434.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$78	1.54%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

Over the last six months, the Miller Convertible Bond Fund performed in line with the S&P 500 but underperformed the Bank of America (V0A0) index. The Fund’s performance was consistent with its conservative investment approach focused on capital preservation.

During the reporting period, the market remained heavily focused on growth-oriented investments, which contributed to the V0A0 index outperforming the S&P 500 index.  In environments such as these, the Miller Convertible Bond Fund’s more defensive positioning typically does not keep pace with growth-sensitive benchmarks.  The Fund’s average bond price was 104.40 compared to 127.14 for the more equity-sensitive V0A0 index which contributed to relative underperformance in the rising equity market.

Interest rates, however, provided some support for relative performance versus the V0A0 index. The fund maintains a lower duration profile than the index and the rising rates environment benefited the Fund on a relative basis.

From a sector perspective, the Fund was underweighted in information technology which represented 37% of the benchmark and returned 32% during the reporting period. In addition, the Fund’s overweight allocation to the Healthcare sector, which returned 3%, detracted from relative performance.

The fund remains well diversified, holding 50 positions with the largest single position representing 3.5% of assets. Sector exposures are capped at 30%, reinforcing the Fund’s disciplined risk management approach.

In summary, the Fund’s conservative positioning resulted in performance in line with equities, while lagging the more equity-sensitive V0A0 index. The portfolio remains broadly diversified and positioned to preserve wealth over the long term.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Miller Convertible Bond Fund - $15,529
ICE BofA All Convertibles Exclude Mandatory All Qualities Index - $35,603
Bloomberg U.S. Aggregate Bond Index - $11,803
ICE BofA Yield Alternative US Convertible Index - $19,851
$40,000
$30,000
$20,000
$10,000
$0
$35,603
$19,851
$15,529
$11,803
04/30/16
04/30/17
04/30/18
04/30/19
04/30/20
04/30/21
04/30/22
04/30/23
04/30/24
04/30/25
04/30/26

Table Summary
	Miller Convertible Bond Fund	ICE BofA All Convertibles Exclude Mandatory All Qualities Index	Bloomberg U.S. Aggregate Bond Index	ICE BofA Yield Alternative US Convertible Index
04/30/16	$9,428	$10,000	$10,000	$10,000
04/30/17	$10,360	$12,047	$10,083	$11,335
04/30/18	$10,857	$13,371	$10,051	$11,974
04/30/19	$11,119	$14,878	$10,582	$12,666
04/30/20	$10,987	$15,661	$11,730	$12,500
04/30/21	$14,035	$25,855	$11,698	$15,718
04/30/22	$13,293	$22,476	$10,703	$14,263
04/30/23	$12,787	$21,108	$10,657	$14,078
04/30/24	$13,739	$23,152	$10,500	$15,499
04/30/25	$13,839	$25,955	$11,343	$17,349
04/30/26	$15,529	$35,603	$11,803	$19,851

Average Annual Total Returns

Table Summary
	6 months	1 Year	5 Years	10 Years
Miller Convertible Bond Fund
Without Load	4.96%	12.22%	2.04%	5.12%
With Load	0.99%	7.99%	1.27%	4.50%
Bloomberg U.S. Aggregate Bond Index	0.54%	4.06%	0.18%	1.67%
ICE BofA Yield Alternative US Convertible Index	4.02%	14.42%	4.78%	7.10%
ICE BofA All Convertibles Exclude Mandatory All Qualities Index	13.31%	37.17%	6.61%	13.54%

From October 31, 2020, to October 31, 2023, the Fund’s primary benchmarks were the Bloomberg U.S. Aggregate Bond Index and ICE BofA All Yield Alternatives US Convertibles Index. For the period from November 1, 2023, to October 31, 2024, the Fund’s primary benchmarks were the Bloomberg U.S. Aggregate Bond Index and the ICE BofA All Convertibles Exclude Mandatory All Qualities Index. The Fund elected to use the ICE BofA All Convertibles Exclude Mandatory All Qualities Index because it more broadly represents the Fund’s investment universe and closely represents the Fund’s investment strategies.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (877) 441-4434.

Fund Statistics

  Net Assets$376,684,244
  Number of Portfolio Holdings50
  Advisory Fee $1,774,525
  Portfolio Turnover47%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Convertible Bonds	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
40.7%
Health Care
16.4%
Financials
10.7%
Industrials
10.2%
Consumer Discretionary
9.0%
Utilities
3.3%
Consumer Staples
2.9%
Energy
2.3%
Real Estate
1.9%
Communications
1.9%
Other Assets in Excess of Liabilities
0.7%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.7%
Communications	1.9%
Real Estate	1.9%
Energy	2.3%
Consumer Staples	2.9%
Utilities	3.3%
Consumer Discretionary	9.0%
Industrials	10.2%
Financials	10.7%
Health Care	16.4%
Technology	40.7%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Avnet, Inc., 1.750%, 09/01/30	3.5%
Vishay Intertechnology, Inc., 2.250%, 09/15/30	3.2%
Euronet Worldwide, Inc., 0.625%, 10/01/30	3.0%
Amazon.com, Inc. - Nomura Holdings, Inc. Synthetic, 4.860%, 02/24/27	3.0%
Akamai Technologies, Inc., 1.125%, 02/15/29	3.0%
Winnebago Industries, Inc., 3.250%, 01/15/30	2.9%
Microsoft Corporation - Citigroup Global Markets Holdings, Inc. Synthetic, 4.890%, 02/03/27	2.9%
Everest Group Ltd. - Goldman Sachs Finance Corp. Synthetic, 4.380%, 01/07/28	2.8%
General Dynamics Corporation - Bank of Montreal Synthetic, 4.274%, 01/26/29	2.8%
Global Payments, Inc., 1.500%, 03/01/31	2.8%

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.

Miller Convertible Bond Fund - Class A (MCFAX)

Semi-Annual Shareholder Report - April 30, 2026

Additional information is available on the Fund’s website (www.millerfamilyoffunds.com/funddocuments), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 043026-MCFAX

Miller Convertible Bond Fund - Class C (MCFCX)

Semi-Annual Shareholder Report - April 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Miller Convertible Bond Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.millerfamilyoffunds.com/funddocuments. You can also request this information by contacting us at (877) 441-4434.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$104	2.04%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

Over the last six months, the Miller Convertible Bond Fund performed in line with the S&P 500 but underperformed the Bank of America (V0A0) index. The Fund’s performance was consistent with its conservative investment approach focused on capital preservation.

During the reporting period, the market remained heavily focused on growth-oriented investments, which contributed to the V0A0 index outperforming the S&P 500 index.  In environments such as these, the Miller Convertible Bond Fund’s more defensive positioning typically does not keep pace with growth-sensitive benchmarks.  The Fund’s average bond price was 104.40 compared to 127.14 for the more equity-sensitive V0A0 index which contributed to relative underperformance in the rising equity market.

Interest rates, however, provided some support for relative performance versus the V0A0 index. The fund maintains a lower duration profile than the index and the rising rates environment benefited the Fund on a relative basis.

From a sector perspective, the Fund was underweighted in information technology which represented 37% of the benchmark and returned 32% during the reporting period. In addition, the Fund’s overweight allocation to the Healthcare sector, which returned 3%, detracted from relative performance.

The fund remains well diversified, holding 50 positions with the largest single position representing 3.5% of assets. Sector exposures are capped at 30%, reinforcing the Fund’s disciplined risk management approach.

In summary, the Fund’s conservative positioning resulted in performance in line with equities, while lagging the more equity-sensitive V0A0 index. The portfolio remains broadly diversified and positioned to preserve wealth over the long term.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Miller Convertible Bond Fund - $15,657
ICE BofA All Convertibles Exclude Mandatory All Qualities Index - $35,603
Bloomberg U.S. Aggregate Bond Index - $11,803
ICE BofA Yield Alternative US Convertible Index - $19,851
$40,000
$30,000
$20,000
$10,000
$0
$35,603
$19,851
$15,657
$11,803
04/30/16
04/30/17
04/30/18
04/30/19
04/30/20
04/30/21
04/30/22
04/30/23
04/30/24
04/30/25
04/30/26

Table Summary
	Miller Convertible Bond Fund	ICE BofA All Convertibles Exclude Mandatory All Qualities Index	Bloomberg U.S. Aggregate Bond Index	ICE BofA Yield Alternative US Convertible Index
04/30/16	$10,000	$10,000	$10,000	$10,000
04/30/17	$10,934	$12,047	$10,083	$11,335
04/30/18	$11,395	$13,371	$10,051	$11,974
04/30/19	$11,611	$14,878	$10,582	$12,666
04/30/20	$11,423	$15,661	$11,730	$12,500
04/30/21	$14,517	$25,855	$11,698	$15,718
04/30/22	$13,687	$22,476	$10,703	$14,263
04/30/23	$13,086	$21,108	$10,657	$14,078
04/30/24	$13,993	$23,152	$10,500	$15,499
04/30/25	$14,017	$25,955	$11,343	$17,349
04/30/26	$15,657	$35,603	$11,803	$19,851

Average Annual Total Returns

Table Summary
	6 Months	1 Year	5 years	10 Years
Miller Convertible Bond Fund	4.68%	11.70%	1.52%	4.59%
ICE BofA All Convertibles Exclude Mandatory All Qualities Index	13.31%	37.17%	6.61%	13.54%
Bloomberg U.S. Aggregate Bond Index	0.54%	4.06%	0.18%	1.67%
ICE BofA Yield Alternative US Convertible Index	4.02%	14.42%	4.78%	7.10%

From October 31, 2020, to October 31, 2023, the Fund’s primary benchmarks were the Bloomberg U.S. Aggregate Bond Index and ICE BofA All Yield Alternatives US Convertibles Index. For the period from November 1, 2023, to October 31, 2024, the Fund’s primary benchmarks were the Bloomberg U.S. Aggregate Bond Index and the ICE BofA All Convertibles Exclude Mandatory All Qualities Index. The Fund elected to use the ICE BofA All Convertibles Exclude Mandatory All Qualities Index because it more broadly represents the Fund’s investment universe and closely represents the Fund’s investment strategies.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (877) 441-4434.

Fund Statistics

  Net Assets$376,684,244
  Number of Portfolio Holdings50
  Advisory Fee $1,774,525
  Portfolio Turnover47%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Convertible Bonds	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.7%
Communications	1.9%
Real Estate	1.9%
Energy	2.3%
Consumer Staples	2.9%
Utilities	3.3%
Consumer Discretionary	9.0%
Industrials	10.2%
Financials	10.7%
Health Care	16.4%
Technology	40.7%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Avnet, Inc., 1.750%, 09/01/30	3.5%
Vishay Intertechnology, Inc., 2.250%, 09/15/30	3.2%
Euronet Worldwide, Inc., 0.625%, 10/01/30	3.0%
Amazon.com, Inc. - Nomura Holdings, Inc. Synthetic, 4.860%, 02/24/27	3.0%
Akamai Technologies, Inc., 1.125%, 02/15/29	3.0%
Winnebago Industries, Inc., 3.250%, 01/15/30	2.9%
Microsoft Corporation - Citigroup Global Markets Holdings, Inc. Synthetic, 4.890%, 02/03/27	2.9%
Everest Group Ltd. - Goldman Sachs Finance Corp. Synthetic, 4.380%, 01/07/28	2.8%
General Dynamics Corporation - Bank of Montreal Synthetic, 4.274%, 01/26/29	2.8%
Global Payments, Inc., 1.500%, 03/01/31	2.8%

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.

Miller Convertible Bond Fund - Class C (MCFCX)

Semi-Annual Shareholder Report - April 30, 2026

Additional information is available on the Fund’s website (www.millerfamilyoffunds.com/funddocuments), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 043026-MCFCX

Miller Convertible Bond Fund - Class I (MCIFX)

Semi-Annual Shareholder Report - April 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Miller Convertible Bond Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.millerfamilyoffunds.com/funddocuments. You can also request this information by contacting us at (877) 441-4434.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$53	1.04%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

Over the last six months, the Miller Convertible Bond Fund performed in line with the S&P 500 but underperformed the Bank of America (V0A0) index. The Fund’s performance was consistent with its conservative investment approach focused on capital preservation.

During the reporting period, the market remained heavily focused on growth-oriented investments, which contributed to the V0A0 index outperforming the S&P 500 index.  In environments such as these, the Miller Convertible Bond Fund’s more defensive positioning typically does not keep pace with growth-sensitive benchmarks.  The Fund’s average bond price was 104.40 compared to 127.14 for the more equity-sensitive V0A0 index which contributed to relative underperformance in the rising equity market.

Interest rates, however, provided some support for relative performance versus the V0A0 index. The fund maintains a lower duration profile than the index and the rising rates environment benefited the Fund on a relative basis.

From a sector perspective, the Fund was underweighted in information technology which represented 37% of the benchmark and returned 32% during the reporting period. In addition, the Fund’s overweight allocation to the Healthcare sector, which returned 3%, detracted from relative performance.

The fund remains well diversified, holding 50 positions with the largest single position representing 3.5% of assets. Sector exposures are capped at 30%, reinforcing the Fund’s disciplined risk management approach.

In summary, the Fund’s conservative positioning resulted in performance in line with equities, while lagging the more equity-sensitive V0A0 index. The portfolio remains broadly diversified and positioned to preserve wealth over the long term.

How has the Fund performed over the last ten years?

Total Return Based on $1,000,000 Investment

Miller Convertible Bond Fund - $1,730,093
ICE BofA All Convertibles Exclude Mandatory All Qualities Index - $3,560,322
Bloomberg U.S. Aggregate Bond Index - $1,180,271
ICE BofA Yield Alternative US Convertible Index - $1,985,096
$3,575,000
$2,860,000
$2,145,000
$1,430,000
$715,000
$0
$3,560,322
$1,985,096
$1,730,093
$1,180,271
Apr-2016
Apr-2017
Apr-2018
Apr-2019
Apr-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025
Apr-2026

Table Summary
	Miller Convertible Bond Fund	ICE BofA All Convertibles Exclude Mandatory All Qualities Index	Bloomberg U.S. Aggregate Bond Index	ICE BofA Yield Alternative US Convertible Index
Apr-2016	$1,000,000	$1,000,000	$1,000,000	$1,000,000
Apr-2017	$1,104,526	$1,204,732	$1,008,286	$1,133,464
Apr-2018	$1,163,345	$1,337,103	$1,005,067	$1,197,432
Apr-2019	$1,197,376	$1,487,802	$1,058,241	$1,266,592
Apr-2020	$1,189,677	$1,566,065	$1,172,975	$1,249,958
Apr-2021	$1,526,640	$2,585,534	$1,169,841	$1,571,756
Apr-2022	$1,453,013	$2,247,639	$1,070,262	$1,426,347
Apr-2023	$1,403,199	$2,110,834	$1,065,688	$1,407,815
Apr-2024	$1,516,596	$2,315,183	$1,050,040	$1,549,874
Apr-2025	$1,533,889	$2,595,486	$1,134,258	$1,734,915
Apr-2026	$1,730,093	$3,560,322	$1,180,271	$1,985,096

Average Annual Total Returns

Table Summary
	6 Months	1 Year	5 years	10 Years
Miller Convertible Bond Fund	5.16%	12.79%	2.53%	5.63%
ICE BofA All Convertibles Exclude Mandatory All Qualities Index	13.31%	37.17%	6.61%	13.54%
Bloomberg U.S. Aggregate Bond Index	0.54%	4.06%	0.18%	1.67%
ICE BofA Yield Alternative US Convertible Index	4.02%	14.42%	4.78%	7.10%

From October 31, 2020, to October 31, 2023, the Fund’s primary benchmarks were the Bloomberg U.S. Aggregate Bond Index and ICE BofA All Yield Alternatives US Convertibles Index. For the period from November 1, 2023, to October 31, 2024, the Fund’s primary benchmarks were the Bloomberg U.S. Aggregate Bond Index and the ICE BofA All Convertibles Exclude Mandatory All Qualities Index. The Fund elected to use the ICE BofA All Convertibles Exclude Mandatory All Qualities Index because it more broadly represents the Fund’s investment universe and closely represents the Fund’s investment strategies.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (877) 441-4434.

Fund Statistics

  Net Assets$376,684,244
  Number of Portfolio Holdings50
  Advisory Fee $1,774,525
  Portfolio Turnover47%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Convertible Bonds	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.7%
Communications	1.9%
Real Estate	1.9%
Energy	2.3%
Consumer Staples	2.9%
Utilities	3.3%
Consumer Discretionary	9.0%
Industrials	10.2%
Financials	10.7%
Health Care	16.4%
Technology	40.7%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Avnet, Inc., 1.750%, 09/01/30	3.5%
Vishay Intertechnology, Inc., 2.250%, 09/15/30	3.2%
Euronet Worldwide, Inc., 0.625%, 10/01/30	3.0%
Amazon.com, Inc. - Nomura Holdings, Inc. Synthetic, 4.860%, 02/24/27	3.0%
Akamai Technologies, Inc., 1.125%, 02/15/29	3.0%
Winnebago Industries, Inc., 3.250%, 01/15/30	2.9%
Microsoft Corporation - Citigroup Global Markets Holdings, Inc. Synthetic, 4.890%, 02/03/27	2.9%
Everest Group Ltd. - Goldman Sachs Finance Corp. Synthetic, 4.380%, 01/07/28	2.8%
General Dynamics Corporation - Bank of Montreal Synthetic, 4.274%, 01/26/29	2.8%
Global Payments, Inc., 1.500%, 03/01/31	2.8%

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.

Miller Convertible Bond Fund - Class I (MCIFX)

Semi-Annual Shareholder Report - April 30, 2026

Additional information is available on the Fund’s website (www.millerfamilyoffunds.com/funddocuments), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 043026-MCIFX

Miller Convertible Total Return ETF

(MCVT) NYSE Arca, Inc.

Semi-Annual Shareholder Report - April 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Miller Convertible Total Return ETF for the period of March 24, 2026 to April 30, 2026. You can find additional information about the Fund at www.millerfamilyoffunds.com/funddocuments. You can also request this information by contacting us at (877) 441-4434.

What were the Fund’s costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fund	$9	0.85%Footnote Reference*
Footnote	Description
Footnote*	Annualized. Expenses would be higher if the Fund had been in operations for the full six-month reporting period.

How did the Fund perform during the reporting period?

On March 24, 2026, we launched a convertible ETF, The Miller Convertible Total Return ETF (MCVT) that focuses on growth companies and opportunities. While there is still a focus on credit quality and earnings metrics, unlike our other strategies, MCVT can buy bonds trading substantially above par. The Miller Convertible Total Return ETF adds additional diversification to our already full suite of products.

The end of March proved to be an opportune time to launch a new convertible bond ETF. Escalating tensions related to the Iran conflict pushed oil prices higher, while concerns over persistent inflation and a weakening labor market weighed on equities during March. Those levels ultimately marked the bottom of the selloff, and as the calendar turned to April, equities resumed their advance. Combined with a relatively benign bond market, this environment contributed to early gains of more than 5% for the Miller Convertible Total Return ETF at the end of the reporting period.

From a sector perspective, the ETF’s focus on the information technology sector contributed positively to performance, while an allocation to industrials detracted.  Investor response has been encouraging thus far with total ETF assets exceeding $5 million at the end of the reporting period.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Miller Convertible Total Return ETF - NAV - $10,552
ICE BofA All Convertibles Exclude Mandatory All Qualities Index - $10,841
Bloomberg U.S. Aggregate Bond Index - $10,064
$11,000
$10,800
$10,600
$10,400
$10,200
$10,000
$10,841
$10,552
$10,064
Mar-2026
Apr-2026

Table Summary
	Miller Convertible Total Return ETF - NAV	ICE BofA All Convertibles Exclude Mandatory All Qualities Index	Bloomberg U.S. Aggregate Bond Index
Mar-2026	$10,000	$10,000	$10,000
Apr-2026	$10,552	$10,841	$10,064

Average Annual Total Returns

Table Summary
Since Inception (March 24, 2026)
Miller Convertible Total Return ETF - NAV	5.52%
ICE BofA All Convertibles Exclude Mandatory All Qualities Index	8.41%
Bloomberg U.S. Aggregate Bond Index	0.64%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (877) 441-4434.

Fund Statistics

Table Summary
Net Assets	$5,275,306
Number of Portfolio Holdings	34
Advisory Fee	$3,451
Portfolio Turnover	4%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Convertible Bonds	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
34.3%
Health Care
25.7%
Industrials
16.1%
Consumer Discretionary
7.8%
Communications
5.7%
Real Estate
5.7%
Utilities
2.6%
Other Assets in Excess of Liabilities
2.1%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	2.1%
Utilities	2.6%
Real Estate	5.7%
Communications	5.7%
Consumer Discretionary	7.8%
Industrials	16.1%
Health Care	25.7%
Technology	34.3%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Bridgebio Pharma, Inc., 1.750%, 03/01/31	3.9%
TransMedics Group, Inc., 1.500%, 06/01/28	3.7%
MKS, Inc., 1.250%, 06/01/30	3.7%
Cohu, Inc., 1.500%, 01/15/31	3.6%
CyberArk Software Ltd., 0.000%, 06/15/30	3.6%
Uber Technologies, Inc., 0.875%, 12/01/28	3.5%
MACOM Technology Solutions Holdings, Inc., 0.000%, 12/15/29	3.3%
Nova Ltd., 0.000%, 09/15/30	3.3%
Ligand Pharmaceuticals, Inc., 0.750%, 10/01/30	3.2%
Avnet, Inc., 1.750%, 09/01/30	3.1%

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.

Miller Convertible Total Return ETF

Semi-Annual Shareholder Report - April 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (www.millerfamilyoffunds.com/funddocuments), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 043026-MCVT

Miller Intermediate Bond Fund - Class I (MIFIX)

Semi-Annual Shareholder Report - April 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Miller Intermediate Bond Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.millerfamilyoffunds.com/funddocuments. You can also request this information by contacting us at (877) 441-4434.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$50	0.99%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

During the period, equities advanced and interest rates rose, and the Miller Intermediate Fund outperformed the Barclays Aggregate Index benchmark.

The Fund invests across a range of fixed-income securities. At the end of the six-month period, the portfolio was allocated 31% to straight debt, 63% to convertible debt, and 6% to cash. The overweight to convertibles supported results versus the benchmark, as equity exposure benefited from the market rally. Rising rates also favored the Fund, as its lower duration outperformed the longer-duration benchmark.

The Fund remains well diversified, with 44 positions and no holding exceeding 3% of the portfolio. Sector exposure is also diversified, with no single sector above 24%.

Valuation remains central to our investment process. As convertible valuations reached fair value, we increased the Fund’s allocation to straight debt from 23% to 31% over the last six months. The Fund’s flexible mandate across fixed-income sectors allows it to adapt to changing market conditions and can contribute to outperformance versus the benchmark.

How has the Fund performed over the last ten years?

Total Return Based on $1,000,000 Investment

Miller Intermediate Bond Fund - $1,732,904
Bloomberg U.S. Aggregate Bond Index - $1,227,436
$1,750,000
$1,400,000
$1,050,000
$700,000
$350,000
$0
$1,732,904
$1,227,436
Dec-2014
Apr-2015
Apr-2016
Apr-2017
Apr-2018
Apr-2019
Apr-2020
Apr-2021
Apr-2022
Apr-2023
Apr-2024
Apr-2025
Apr-2026

Table Summary
	Miller Intermediate Bond Fund	Bloomberg U.S. Aggregate Bond Index
Dec-2014	$1,000,000	$1,000,000
Apr-2015	$1,053,258	$1,012,419
Apr-2016	$1,053,810	$1,039,961
Apr-2017	$1,138,154	$1,048,578
Apr-2018	$1,169,044	$1,045,230
Apr-2019	$1,205,373	$1,100,529
Apr-2020	$1,179,626	$1,219,848
Apr-2021	$1,475,184	$1,216,589
Apr-2022	$1,424,205	$1,113,031
Apr-2023	$1,392,859	$1,108,274
Apr-2024	$1,510,519	$1,092,001
Apr-2025	$1,590,182	$1,179,584
Apr-2026	$1,732,904	$1,227,436

Average Annual Total Returns

Table Summary
	6 Months	1 Year	5 Years	10 Years
Miller Intermediate Bond Fund - Class I	3.81%	8.98%	3.27%	5.10%
Bloomberg U.S. Aggregate Bond Index	0.54%	4.06%	0.18%	1.67%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (877) 441-4434.

Fund Statistics

  Net Assets$168,572,294
  Number of Portfolio Holdings45
  Advisory Fee (net of waivers)$595,306
  Portfolio Turnover87%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Convertible Bonds	62.9%
Corporate Bonds	31.4%
Money Market Funds	5.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
41.4%
Health Care
19.3%
Consumer Staples
11.2%
Consumer Discretionary
8.0%
Financials
6.7%
Money Market Funds
5.9%
Utilities
4.6%
Industrials
4.2%
Real Estate
2.1%
Liabilities in Excess of Other Assets
-3.4%

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-3.4%
Real Estate	2.1%
Industrials	4.2%
Utilities	4.6%
Money Market Funds	5.9%
Financials	6.7%
Consumer Discretionary	8.0%
Consumer Staples	11.2%
Health Care	19.3%
Technology	41.4%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Mastercard, Inc., 3.300%, 03/26/27	3.1%
Amgen, Inc., 2.600%, 08/19/26	3.0%
McDonald's Corporation, 3.500%, 03/01/27	3.0%
Cisco Systems, Inc., 2.500%, 09/20/26	3.0%
Walmart, Inc., 3.700%, 06/26/28	2.9%
3M Company, 2.250%, 09/19/26	2.9%
Estee Lauder Companies, Inc. (The), 3.150%, 03/15/27	2.9%
Broadcom Corp / Broadcom Cayman Finance Ltd., 3.500%, 01/15/28	2.9%
Procter & Gamble Company (The), 2.850%, 08/11/27	2.9%
Apple, Inc., 2.900%, 09/12/27	2.9%

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.

Miller Intermediate Bond Fund - Class I (MIFIX)

Semi-Annual Shareholder Report - April 30, 2026

Additional information is available on the Fund’s website (www.millerfamilyoffunds.com/funddocuments), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 043026-MIFIX

Miller Market Neutral Income Fund - Class I (MMNIX)

Semi-Annual Shareholder Report - April 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Miller Market Neutral Income Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.millerfamilyoffunds.com/funddocuments. You can also request this information by contacting us at (877) 441-4434.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$84	1.66%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

Over the past six months, the Miller Market Neutral Fund returned 4.24%, outperforming the Bloomberg 1-3 Year U.S. Government/Credit Index, which returned 1.34%.

Volatility is a key driver of convertible arbitrage returns, and the strategy typically performs better in more volatile markets. Although index-level volatility, as measured by the VIX, has remained low, single-stock volatility is still elevated. That increases the value of the options embedded in convertibles and creates more opportunities to re-hedge equity exposure. Together, these factors contributed to outperformance versus the benchmark.

Fixed-income markets face substantial refinancing needs, with significant investment-grade, high-yield, and convertible debt maturing over the next few years. As a result, the new issue market for convertible bonds remains active. This supports convertible arbitrage returns because new issues are often priced below their theoretical value and provide a good source of “cheap” convertible bonds for the arbitrage market.

We expect continued strong issuance and elevated single-stock volatility to provide a supportive backdrop for convertible arbitrage outperformance.

How has the Fund performed since inception?

Total Return Based on $1,000,000 Investment

Miller Market Neutral Income Fund - $1,237,371
Bloomberg 1-3 Year US Government/Credit Index - $1,105,068
Bloomberg U.S. Aggregate Bond Index - $1,087,132
Bloomberg Short Treasury Index - $1,110,481
$1,250,000
$1,200,000
$1,150,000
$1,100,000
$1,050,000
$1,000,000
$950,000
$1,237,371
$1,110,481
$1,105,068
$1,087,132
Dec-2023
Apr-2024
Apr-2025
Apr-2026

Table Summary
	Miller Market Neutral Income Fund	Bloomberg 1-3 Year US Government/Credit Index	Bloomberg U.S. Aggregate Bond Index	Bloomberg Short Treasury Index
Dec-2023	$1,000,000	$1,000,000	$1,000,000	$1,000,000
Apr-2024	$1,018,114	$1,000,865	$967,179	$1,016,297
Apr-2025	$1,130,377	$1,068,543	$1,044,750	$1,067,429
Apr-2026	$1,237,371	$1,105,068	$1,087,132	$1,110,481

Average Annual Total Returns

Table Summary
	6 Months	1 Year	Since Inception (December 29, 2023)
Miller Market Neutral Income Fund	4.24%	9.47%	9.54%
Bloomberg 1-3 Year US Government/Credit Index	1.34%	3.42%	4.37%
Bloomberg Short Treasury Index	1.83%	4.03%	4.59%
Bloomberg U.S. Aggregate Bond Index	0.54%	4.06%	3.64%

From the Fund’s inception on December 29, 2023, to April 30, 2024, the Fund’s primary benchmarks were the Bloomberg 1-3 Year US Government/Credit Index and the Bloomberg U.S. Short Treasury Index. For the period from April 30, 2024, to October 31, 2024, the Fund’s primary benchmarks were the Bloomberg U.S. Aggregate Bond Index and the Bloomberg 1-3 Year US Government/Credit Index. The Bloomberg U.S. Aggregate Bond Index was added as a broad-based securities market index in accordance with recent changes to regulatory disclosure requirements.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (877) 441-4434.

Fund Statistics

  Net Assets$236,323,042
  Number of Portfolio Holdings116
  Advisory Fee (net of waivers)$764,760
  Portfolio Turnover190%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	1.1%
Convertible Bonds	97.9%
Money Market Funds	1.0%

What did the Fund invest in?

Long Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	6.1%
Money Market	0.9%
Communications	1.6%
Consumer Staples	1.9%
Energy	2.2%
Consumer Discretionary	8.6%
Utilities	13.6%
Industrials	14.6%
Technology	23.7%
Health Care	26.8%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Jazz Investments I Ltd., 3.125%, 09/15/30	3.2%
Avnet, Inc., 1.750%, 09/01/30	2.8%
PPL Capital Funding, Inc., 3.000%, 12/01/30	2.6%
Fluor Corporation, 1.125%, 08/15/29	2.6%
Ascendis Pharma A/S, 2.250%, 04/01/28	2.5%
World Kinect Corporation, 3.250%, 07/01/28	2.4%
Alliant Energy Corporation, 3.250%, 05/30/28	2.3%
Array Technologies, Inc., 2.875%, 07/01/31	2.2%
Zoetis, Inc., 0.250%, 06/15/29	2.1%
Pitney Bowes, Inc., 1.500%, 08/15/30	2.1%

Short Sector Weighting (% of net assets)

Table Summary
Value	Value
Communications	-0.5%
Consumer Staples	-0.9%
U.S. Treasury Obligations	-1.2%
Energy	-1.3%
Consumer Discretionary	-4.0%
Utilities	-5.9%
Industrials	-7.2%
Technology	-10.7%
Health Care	-14.7%

Material Fund Changes

No material changes occurred during the period ended April 30, 2026.

Miller Market Neutral Income Fund - Class I (MMNIX)

Semi-Annual Shareholder Report - April 30, 2026

Additional information is available on the Fund’s website (www.millerfamilyoffunds.com/funddocuments), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 043026-MMNIX

(b)	Not applicable

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Registrants. Not applicable.

Item 6. Investments. The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	[Long Form Financial Statements]

Miller Convertible Bond Fund
Miller Intermediate Bond Fund
Miller Market Neutral Income Fund

MILLER CONVERTIBLE TOTAL RETURN ETF
(Symbol: MCVT)

Semi-annual Financial Statements

and additional information

April 30, 2026

877- 441- 4434
www.MillerFamilyofFunds.com

Investment Advisor
Wellesley Asset Management, Inc.
100 Market Street, Suite 203
Portsmouth, NH 03801
781-416-4000

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of Miller Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC. Member FINRA

MILLER CONVERTIBLE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2026

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 99.3%
	AEROSPACE & DEFENSE — 5.8%
5,000,000	AeroVironment, Inc.(a)	(0.4100)	07/15/30	$5,087,769
5,800,000	Boeing Company - Bank of America Finance, LLC Synthetic(c)	5.0000	05/27/27	6,279,660
10,800,000	General Dynamics Corporation - Bank of Montreal Synthetic(c)	4.2740	01/26/29	10,558,080
				21,925,509
	BIOTECH & PHARMA — 12.5%
9,100,000	AbbVie, Inc. - JPMorgan Chase Financial Company, LLC Synthetic(c)	5.2200	04/26/28	10,052,770
8,300,000	Alnylam Pharmaceuticals, Inc.(a),(b)	3.2700	09/15/28	7,689,237
4,200,000	Amphastar Pharmaceuticals, Inc.	2.0000	03/15/29	3,840,870
1,000,000	BioMarin Pharmaceutical, Inc.	1.2500	05/15/27	968,707
5,000,000	Halozyme Therapeutics, Inc.(a),(b)	0.5300	02/15/31	4,874,956
8,300,000	Merck & Co., Inc. - Goldman Sachs Financial Corp. Synthetic(c)	1.5700	02/24/28	9,501,840
10,400,000	Zoetis, Inc.(b)	0.2500	06/15/29	10,291,823
				47,220,203
	ELECTRIC UTILITIES — 3.3%
3,000,000	Duke Energy Corporation(b)	3.0000	03/15/29	3,008,364
9,100,000	PG&E Corporation	4.2500	12/01/27	9,336,585
				12,344,949
	ELECTRICAL EQUIPMENT — 1.3%
5,000,000	Itron, Inc.	1.3750	07/15/30	4,956,364

	HOME CONSTRUCTION — 2.6%
10,000,000	Meritage Homes Corporation	1.7500	05/15/28	9,815,730

	HOUSEHOLD PRODUCTS — 2.9%
8,000,000	Oddity Finance, LLC(a),(b)	8.8000	06/15/30	5,649,645
5,000,000	Spectrum Brands, Inc.	3.3750	06/01/29	5,119,085
				10,768,730

The accompanying notes are an integral part of these financial statements.

MILLER CONVERTIBLE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 99.3% (Continued)
	INSURANCE — 2.8%
10,800,000	Everest Group Ltd. - Goldman Sachs Finance Corp. Synthetic(c)	4.3804	01/07/28	$10,731,960

	INTERNET MEDIA & SERVICES — 9.9%
10,000,000	Alphabet, Inc. - Morgan Stanley Finance, LLC Synthetic(c)	4.3610	12/14/28	10,332,000
10,800,000	Amazon.com, Inc. - Nomura Holdings, Inc. Synthetic(c)	4.8600	02/24/27	11,267,640
7,500,000	DoorDash, Inc.(a),(b)	1.1200	05/15/30	7,171,062
9,100,000	Uber Technologies, Inc. - Royal Bank of Canada Synthetic(c)	4.1488	12/14/28	8,651,370
				37,422,072
	LEISURE PRODUCTS — 4.5%
5,000,000	LCI Industries	3.0000	03/01/30	5,942,666
11,600,000	Winnebago Industries, Inc.	3.2500	01/15/30	10,787,990
				16,730,656
	MACHINERY — 4.6%
5,000,000	Caterpillar, Inc. - Canadian Imperial Bank of Commerce Synthetic(c)	4.5700	05/19/27	10,153,125
6,700,000	Deere & Company - Bank of America Finance LLC Synthetic(c)	4.2900	05/18/28	7,272,180
				17,425,305
	MEDICAL EQUIPMENT & DEVICES — 3.9%
5,800,000	Haemonetics Corporation	2.5000	06/01/29	5,613,061
5,000,000	Integer Holdings Corporation	1.8750	03/15/30	4,837,120
4,000,000	Omnicell, Inc.	1.0000	12/01/29	4,269,173
				14,719,354
	OIL & GAS — 2.3%
7,500,000	Schlumberger Limited - Royal Bank of Canada Synthetic(c)	4.6400	09/25/27	8,693,250

	REAL ESTATE SERVICES — 1.9%
8,300,000	Compass, Inc.(b)	0.2500	04/15/31	7,334,883

	RETAIL - DISCRETIONARY — 1.9%
6,700,000	GameStop Corporation(a)	(1.8400)	04/01/30	7,205,932

	SEMICONDUCTORS — 10.8%
4,000,000	Microchip Technology, Inc.(a),(b)	(3.4900)	02/15/30	4,577,503
5,000,000	NVIDIA Corporation - Barclays Bank PLC Synthetic(c)	4.9100	11/29/27	5,370,000
2,000,000	NVIDIA Corporation - Morgan Stanley Finance, LLC Synthetic(c)	4.6727	11/24/27	2,183,600
8,300,000	ON Semiconductor Corporation	0.5000	03/01/29	10,107,319
5,000,000	Synaptics, Inc.	0.7500	12/01/31	6,162,104

The accompanying notes are an integral part of these financial statements.

MILLER CONVERTIBLE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 99.3% (Continued)
	SEMICONDUCTORS — 10.8% (Continued)
10,000,000	Vishay Intertechnology, Inc.	2.2500	09/15/30	$12,185,980
				40,586,506
	SOFTWARE — 13.7%
10,000,000	Akamai Technologies, Inc.	1.1250	02/15/29	11,137,744
4,200,000	BlackLine, Inc.	1.0000	06/01/29	3,854,548
8,300,000	Box, Inc.	1.5000	09/15/29	7,822,748
10,000,000	Check Point Software Technologies Ltd.(a),(b)	2.1300	12/15/30	9,069,655
10,000,000	Commvault Systems, Inc.(a),(b)	2.8300	09/15/30	8,852,344
10,800,000	Microsoft Corporation - Citigroup Global Markets Holdings, Inc. Synthetic(c)	4.8900	02/03/27	10,776,240
				51,513,279
	TECHNOLOGY HARDWARE — 5.0%
10,000,000	Avnet, Inc.(b)	1.7500	09/01/30	13,095,926
5,000,000	IMAX Corporation(b)	0.7500	11/15/30	5,600,300
				18,696,226
	TECHNOLOGY SERVICES — 8.3%
12,500,000	Euronet Worldwide, Inc.(b)	0.6250	10/01/30	11,297,528
11,600,000	Global Payments, Inc.	1.5000	03/01/31	10,430,146
5,000,000	Parsons Corporation	2.6250	03/01/29	4,913,281
5,000,000	Shift4 Payments, Inc.	0.5000	08/01/27	4,721,793
				31,362,748
	TRANSPORTATION EQUIPMENT — 1.3%
4,200,000	Greenbrier Companies, Inc.	2.8750	04/15/28	4,754,875

	TOTAL CONVERTIBLE BONDS (Cost $353,779,147)			374,208,531

	TOTAL INVESTMENTS - 99.3% (Cost $353,779,147)			$374,208,531
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7%			2,475,713
	NET ASSETS - 100.0%			$376,684,244

LLC	- Limited Liability Company

LTD	- Limited Company

PLC	- Public Limited Company

The accompanying notes are an integral part of these financial statements.

MILLER CONVERTIBLE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026

(a)	Zero coupon bond; rate disclosed is the effective yield as of April 30, 2026.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2026 the total market value of 144A securities is $98,513,226 or 26.2% of net assets.

(c)	Interest rate represents the comparable yield on the contingent payment debt instrument. See note 2.

The accompanying notes are an integral part of these financial statements.

MILLER INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2026

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 65.0%
	AEROSPACE & DEFENSE — 2.3%
4,000,000	General Dynamics Corporation - Bank of Montreal Synthetic(d)	4.2740	01/26/29	$3,910,400

	BIOTECH & PHARMA — 10.6%
3,500,000	Alnylam Pharmaceuticals, Inc.(a),(b)	3.2700	09/15/28	3,242,449
4,500,000	Amphastar Pharmaceuticals, Inc.	2.0000	03/15/29	4,115,219
4,000,000	BioMarin Pharmaceutical, Inc.	1.2500	05/15/27	3,874,830
1,500,000	Merck & Co., Inc. - Goldman Sachs Financial Corp. Synthetic(d)	1.5700	02/24/28	1,717,200
2,000,000	Pacira BioSciences, Inc.	2.1250	05/15/29	2,018,084
3,000,000	Zoetis, Inc.(b)	0.2500	06/15/29	2,968,795
				17,936,577
	ELECTRIC UTILITIES — 4.6%
2,000,000	CMS Energy Corporation(b)	3.1250	05/01/31	2,047,334
2,625,000	Duke Energy Corporation(b)	3.0000	03/15/29	2,632,319
3,000,000	PG&E Corporation	4.2500	12/01/27	3,077,994
				7,757,647
	HOME CONSTRUCTION — 2.3%
4,000,000	Meritage Homes Corporation	1.7500	05/15/28	3,926,292

	HOUSEHOLD PRODUCTS — 2.4%
4,000,000	Spectrum Brands, Inc.	3.3750	06/01/29	4,095,268

	INSURANCE — 2.1%
3,500,000	Everest Group Ltd. - Goldman Sachs Finance Corp. Synthetic(d)	4.3804	01/07/28	3,477,950

	INTERNET MEDIA & SERVICES — 4.8%
1,000,000	Alphabet, Inc. - Morgan Stanley Finance, LLC Synthetic(d)	4.3610	12/14/28	1,033,200
4,000,000	Amazon.com, Inc. - Nomura Holdings, Inc. Synthetic(d)	4.8600	02/24/27	4,173,200
3,000,000	Uber Technologies, Inc. - Royal Bank of Canada Synthetic(d)	4.1488	12/14/28	2,852,100

				8,058,500

	LEISURE PRODUCTS — 2.8%
5,000,000	Winnebago Industries, Inc.	3.2500	01/15/30	4,649,995

The accompanying notes are an integral part of these financial statements.

MILLER INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 65.0% (Continued)
	MACHINERY — 1.2%
1,000,000	Caterpillar, Inc. - Canadian Imperial Bank of Commerce Synthetic(d)	4.5700	05/19/27	$2,030,625

	MEDICAL EQUIPMENT & DEVICES — 5.7%
3,500,000	Haemonetics Corporation	2.5000	06/01/29	3,387,192
4,700,000	Integer Holdings Corporation	1.8750	03/15/30	4,546,892
1,500,000	Omnicell, Inc.	1.0000	12/01/29	1,600,940
				9,535,024
	REAL ESTATE SERVICES — 2.1%
4,000,000	Compass, Inc.(b)	0.2500	04/15/31	3,534,883

	SEMICONDUCTORS — 4.3%
3,000,000	ON Semiconductor Corporation	0.5000	03/01/29	3,653,248
3,000,000	Vishay Intertechnology, Inc.	2.2500	09/15/30	3,655,794
				7,309,042
	SOFTWARE — 12.4%
3,000,000	Akamai Technologies, Inc.	1.1250	02/15/29	3,341,324
4,000,000	BlackLine, Inc.	1.0000	06/01/29	3,670,998
3,500,000	Box, Inc.	1.5000	09/15/29	3,298,749
4,500,000	Check Point Software Technologies Ltd.(a),(b)	2.1300	12/15/30	4,081,345
4,500,000	Commvault Systems, Inc.(a),(b)	2.8300	09/15/30	3,983,555
2,600,000	Microsoft Corporation - Citigroup Global Markets Holdings, Inc. Synthetic(d)	4.8900	02/03/27	2,594,280
				20,970,251
	TECHNOLOGY HARDWARE — 1.9%
2,500,000	Avnet, Inc.(b)	1.7500	09/01/30	3,273,982

	TECHNOLOGY SERVICES — 5.5%
5,000,000	Euronet Worldwide, Inc.(b)	0.6250	10/01/30	4,519,012
5,200,000	Global Payments, Inc.	1.5000	03/01/31	4,675,582
				9,194,594
	TOTAL CONVERTIBLE BONDS (Cost $105,252,439)			109,661,030

The accompanying notes are an integral part of these financial statements.

MILLER INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 32.5%
	BIOTECH & PHARMA — 3.0%
5,000,000	Amgen, Inc.	2.6000	08/19/26	$4,979,717

	DIVERSIFIED INDUSTRIALS — 2.9%
5,000,000	3M Company	2.2500	09/19/26	4,970,151

	HOUSEHOLD PRODUCTS — 5.9%
5,000,000	Estee Lauder Companies, Inc.	3.1500	03/15/27	4,963,599
5,000,000	Procter & Gamble Company	2.8500	08/11/27	4,933,062
				9,896,661
	LEISURE FACILITIES & SERVICES — 3.0%
5,000,000	McDonald’s Corporation	3.5000	03/01/27	4,978,241

	RETAIL - CONSUMER STAPLES — 2.9%
5,000,000	Walmart, Inc.	3.7000	06/26/28	4,972,187

	SEMICONDUCTORS — 2.9%
5,000,000	Broadcom Corp / Broadcom Cayman Finance Ltd.	3.5000	01/15/28	4,945,706

	SOFTWARE — 2.9%
5,200,000	Salesforce, Inc.	1.5000	07/15/28	4,888,020

	TECHNOLOGY HARDWARE — 5.9%
5,000,000	Apple, Inc.	2.9000	09/12/27	4,931,763
5,000,000	Cisco Systems, Inc.	2.5000	09/20/26	4,975,657
				9,907,420
	TECHNOLOGY SERVICES — 3.1%
5,200,000	Mastercard, Inc.	3.3000	03/26/27	5,169,925

	TOTAL CORPORATE BONDS (Cost $54,836,266)			54,708,028

The accompanying notes are an integral part of these financial statements.

MILLER INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 5.9%
	MONEY MARKET FUND - 5.9%
9,937,299	BlackRock Liquidity Funds T-Fund, Institutional Class, 3.53% (Cost $9,937,299)(c)	$9,937,299

	TOTAL INVESTMENTS - 103.4% (Cost $170,026,004)	$174,306,357
	LIABILITIES IN EXCESS OF OTHER ASSETS - (3.4)%	(5,734,063)
	NET ASSETS - 100.0%	$168,572,294

LLC	- Limited Liability Company

LTD	- Limited Company

(a)	Zero coupon bond; rate disclosed is the effective yield as of April 30, 2026.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2026 the total market value of 144A securities is $30,283,673 or 18.0% of net assets.

(c)	Rate disclosed is the seven-day effective yield as of April 30, 2026.

(d)	Interest rate represents the comparable yield on the contingent payment debt instrument. See note 2.

The accompanying notes are an integral part of these financial statements.

MILLER MARKET NEUTRAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2026

Shares		Fair Value
	COMMON STOCKS — 1.0%
	MEDICAL EQUIPMENT & DEVICES - 1.0%
28,100	Lantheus Holdings, Inc.(a),(g)	$2,377,822

	TOTAL COMMON STOCKS (Cost $1,953,584)	2,377,822

Principal		Coupon Rate
Amount ($)		(%)	Maturity
	CONVERTIBLE BONDS — 92.0%
	BIOTECH & PHARMA — 16.3%
2,500,000	Alnylam Pharmaceuticals, Inc.(b),(c)	3.2700	09/15/28	2,316,035
4,000,000	Ascendis Pharma A/S	2.2500	04/01/28	5,801,253
2,660,000	Cogent Biosciences, Inc.(g)	1.6250	11/15/31	3,171,130
3,500,000	Collegium Pharmaceutical, Inc.(g)	2.8750	02/15/29	4,144,413
3,000,000	CRISPR Therapeutics A.G.(b),(g)	1.7310	03/01/31	3,139,926
5,000,000	Halozyme Therapeutics, Inc.(b),(c),(g)	0.5300	02/15/31	4,874,956
2,250,000	Immunocore Holdings plc(g)	2.5000	02/01/30	2,013,660
5,000,000	Jazz Investments I Ltd.(g)	3.1250	09/15/30	7,465,048
680,000	Revolution Medicines, Inc.(g)	0.5000	05/01/33	753,027
5,000,000	Zoetis, Inc.(b),(g)	0.2500	06/15/29	4,947,992
				38,627,440
	E-COMMERCE DISCRETIONARY — 1.8%
4,000,000	Etsy, Inc.(b),(g)	1.0000	06/15/30	4,345,868

	ELECTRIC UTILITIES — 13.6%
5,000,000	Alliant Energy Corporation(b),(g)	3.2500	05/30/28	5,358,278
4,000,000	CenterPoint Energy, Inc.(b),(g)	3.0000	08/01/28	4,244,370
4,000,000	Duke Energy Corporation(b),(g)	3.0000	03/15/29	4,011,152
1,650,000	Ormat Technologies, Inc.(b),(c),(g)	(1.1200)	03/15/31	1,743,467
4,000,000	Ormat Technologies, Inc.(b),(g)	1.5000	03/15/31	4,235,839
6,000,000	PPL Capital Funding, Inc.(b),(g)	3.0000	12/01/30	6,208,869
4,000,000	Southern Company (The)(g)	4.5000	06/15/27	4,468,130
1,500,000	WEC Energy Group, Inc.(g)	4.3750	06/01/27	1,839,179
				32,109,284
	ELECTRICAL EQUIPMENT — 7.2%
4,000,000	BWX Technologies, Inc.(b),(c),(g)	(1.8100)	11/01/30	4,343,664
4,000,000	Itron, Inc.(g)	1.3750	07/15/30	3,965,091

The accompanying notes are an integral part of these financial statements.

MILLER MARKET NEUTRAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 92.0% (Continued)
	ELECTRICAL EQUIPMENT — 7.2% (Continued)
4,000,000	Mirion Technologies, Inc.(b),(g)	0.2500	06/01/30	$4,512,647
4,000,000	OSI Systems, Inc.(b),(g)	0.5000	02/01/31	4,269,264
				17,090,666
	ENGINEERING & CONSTRUCTION — 3.7%
4,500,000	Fluor Corporation(g)	1.1250	08/15/29	6,047,641
2,500,000	Tetra Tech, Inc.(g)	2.2500	08/15/28	2,740,111
				8,787,752
	FOOD — 1.9%
4,000,000	Post Holdings, Inc.(g)	2.5000	08/15/27	4,471,692

	INTERNET MEDIA & SERVICES — 1.6%
4,000,000	DoorDash, Inc.(b),(c),(g)	1.1200	05/15/30	3,824,566

	LEISURE FACILITIES & SERVICES — 4.9%
4,000,000	Cheesecake Factory, Inc.(g)	2.0000	03/15/30	4,425,732
4,000,000	Live Nation Entertainment, Inc.(g)	2.8750	01/15/30	4,447,391
3,000,000	NCL Corporation Ltd.(b),(g)	0.7500	09/15/30	2,812,957
				11,686,080
	MACHINERY — 1.2%
3,000,000	JBT Marel Corporation(b),(g)	0.3750	09/15/30	2,845,621

	MEDICAL EQUIPMENT & DEVICES — 9.4%
2,500,000	Haemonetics Corporation(g)	2.5000	06/01/29	2,419,423
4,000,000	LeMaitre Vascular, Inc.(g)	2.5000	02/01/30	4,536,162
3,250,000	LivaNova plc(g)	2.5000	03/15/29	3,695,242
4,000,000	Merit Medical Systems, Inc.(g)	3.0000	02/01/29	4,300,291
4,000,000	Omnicell, Inc.(g)	1.0000	12/01/29	4,269,173
3,000,000	Repligen Corporation(g)	1.0000	12/15/28	2,957,819
				22,178,110
	RENEWABLE ENERGY — 2.2%
4,000,000	Array Technologies, Inc.(b),(g)	2.8750	07/01/31	5,196,113

	RETAIL - DISCRETIONARY — 1.8%
4,000,000	GameStop Corporation(b),(c),(g)	(1.3200)	06/15/32	4,338,809

The accompanying notes are an integral part of these financial statements.

MILLER MARKET NEUTRAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 92.0% (Continued)
	SEMICONDUCTORS — 5.0%
4,000,000	Microchip Technology, Inc.(b),(c),(g)	(3.4900)	02/15/30	$4,577,503
1,860,000	Ultra Clean Holdings, Inc.(b),(c),(g)	(4.3600)	03/15/31	2,311,548
4,000,000	Vishay Intertechnology, Inc.(g)	2.2500	09/15/30	4,874,392
				11,763,443
	SOFTWARE — 10.2%
3,000,000	Akamai Technologies, Inc.(b)	0.2500	05/15/33	3,938,150
1,750,000	BlackLine, Inc.	1.0000	06/01/29	1,606,062
3,250,000	Box, Inc.(g)	1.5000	09/15/29	3,063,124
3,250,000	Check Point Software Technologies Ltd.(b),(c)	2.1300	12/15/30	2,947,638
2,000,000	Commvault Systems, Inc.(b),(c)	2.8300	09/15/30	1,770,469
2,100,000	CoreWeave, Inc.(b),(g)	1.7500	10/01/32	2,532,408
3,000,000	Guidewire Software, Inc.(g)	1.2500	11/01/29	2,946,065
2,750,000	Nutanix, Inc.(g)	0.5000	12/15/29	2,536,221
3,000,000	Wix.com Ltd.(b),(c),(g)	5.1000	09/15/30	2,413,596
				23,753,733
	TECHNOLOGY HARDWARE — 4.7%
5,000,000	Avnet, Inc.(b),(g)	1.7500	09/01/30	6,547,963
4,000,000	IMAX Corporation(b),(g)	0.7500	11/15/30	4,480,240
				11,028,203
	TECHNOLOGY SERVICES — 4.0%
5,000,000	Euronet Worldwide, Inc.(b),(g)	0.6250	10/01/30	4,519,012
4,000,000	Pitney Bowes, Inc.(b),(g)	1.5000	08/15/30	4,924,353
				9,443,365
	TRANSPORTATION & LOGISTICS — 2.4%
5,000,000	World Kinect Corporation(g)	3.2500	07/01/28	5,745,481

	TOTAL CONVERTIBLE BONDS (Cost $210,733,003)			217,236,226

The accompanying notes are an integral part of these financial statements.

MILLER MARKET NEUTRAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 0.9%
	MONEY MARKET FUND - 0.9%
2,231,394	BlackRock Liquidity Funds T-Fund, Institutional Class, 3.53% (Cost $2,231,394)(d)	$2,231,394

Contracts(e)		Expiration Date	Exercise Price	Notional Value
	INDEX OPTIONS PURCHASED(a) - 0.0% (f)
	PUT OPTIONS PURCHASED - 0.0%(f)
25	S&P 500 INDEX	05/15/2026	$6,000	$3,126,267	$2,563
	TOTAL PUT OPTIONS PURCHASED (Cost - $125,051)

	TOTAL INDEX OPTIONS PURCHASED (Cost - $125,051)				2,563

	TOTAL INVESTMENTS - 93.8% (Cost $215,043,032)				$221,848,005
	SECURITIES SOLD SHORT – (46.4)% (Proceeds - $106,855,895)				(109,685,536)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 52.6%				124,160,573
	NET ASSETS - 100.0%				$236,323,042

ADR	- American Depositary Receipt

A/S	- Anonim Sirketi

LTD	- Limited Company

PLC	- Public Limited Company

The accompanying notes are an integral part of these financial statements.

MILLER MARKET NEUTRAL INCOME FUND
SCHEDULE OF SECURITIES SOLD SHORT (Unaudited)
April 30, 2026

Shares		Fair Value
	COMMON STOCKS(a) — (43.2)%
	BIOTECH & PHARMA - (9.1)%
(1,150)	Alnylam Pharmaceuticals, Inc.	$(355,914)
(25,250)	Ascendis Pharma A/S	(5,791,844)
(45,600)	Cogent Biosciences, Inc.	(1,632,024)
(61,000)	Collegium Pharmaceutical, Inc.	(2,057,530)
(27,785)	CRISPR Therapeutics A.G.	(1,454,267)
(36,600)	Halozyme Therapeutics, Inc.	(2,329,956)
(8,400)	Immunocore Holdings plc – ADR	(234,444)
(26,400)	Jazz Pharmaceuticals PLC	(5,359,728)
(2,000)	Revolution Medicines, Inc.	(288,240)
(16,700)	Zoetis, Inc.	(1,919,999)
		(21,423,946)
	E-COMMERCE DISCRETIONARY - (0.8)%
(30,400)	Etsy, Inc.	(1,955,936)

	ELECTRIC UTILITIES - (5.9)%
(32,100)	Alliant Energy Corporation	(2,357,103)
(39,400)	CenterPoint Energy, Inc.	(1,719,810)
(6,700)	Duke Energy Corporation	(867,985)
(22,100)	Ormat Technologies, Inc.	(2,539,290)
(72,100)	PPL Corporation	(2,699,424)
(22,900)	Southern Company	(2,214,430)
(12,500)	WEC Energy Group, Inc.	(1,474,250)
		(13,872,292)
	ELECTRICAL EQUIPMENT - (3.5)%
(10,700)	BWX Technologies, Inc.	(2,315,373)
(16,200)	Itron, Inc.	(1,357,560)
(114,300)	Mirion Technologies, Inc.	(2,257,425)
(8,000)	OSI Systems, Inc.	(2,295,360)
		(8,225,718)
	ENGINEERING & CONSTRUCTION - (2.0)%
(69,400)	Fluor Corporation	(3,702,490)
(30,600)	Tetra Tech, Inc.	(988,992)
		(4,691,482)
	FOOD - (0.9)%
(21,200)	Post Holdings, Inc.	(2,220,700)

The accompanying notes are an integral part of these financial statements.

MILLER MARKET NEUTRAL INCOME FUND
SCHEDULE OF SECURITIES SOLD SHORT (Unaudited) (Continued)
April 30, 2026

Shares		Fair Value
	COMMON STOCKS(a) — (43.2)% (Continued)
	INTERNET MEDIA & SERVICES - (0.5)%
(7,500)	DoorDash, Inc., Class A	$(1,264,875)

	LEISURE FACILITIES & SERVICES - (2.2)%
(36,700)	Cheesecake Factory, Inc.	(2,307,329)
(12,400)	Live Nation Entertainment, Inc.	(1,958,456)
(46,500)	Norwegian Cruise Line Holdings Ltd.	(845,370)
		(5,111,155)
	MACHINERY - (0.4)%
(8,900)	John Bean Technologies Corporation	(1,051,090)

	MEDICAL EQUIPMENT & DEVICES - (3.7)%
(7,500)	Haemonetics Corporation	(450,675)
(23,600)	LeMaitre Vascular, Inc.	(2,590,100)
(29,000)	LivaNova plc	(1,742,900)
(23,100)	Merit Medical Systems, Inc.	(1,574,958)
(41,900)	Omnicell, Inc.	(1,735,498)
(6,000)	Repligen Corporation	(709,860)
		(8,803,991)
	RENEWABLE ENERGY - (1.3)%
(390,000)	Array Technologies, Inc.	(3,018,600)

	RETAIL - DISCRETIONARY - (1.0)%
(95,400)	GameStop Corporation, Class A	(2,380,230)

	SEMICONDUCTORS - (2.6)%
(24,500)	Microchip Technology, Inc.	(2,276,295)
(16,900)	Ultra Clean Holdings, Inc.	(1,320,735)
(88,800)	Vishay Intertechnology, Inc.	(2,572,536)
		(6,169,566)
	SOFTWARE - (3.3)%
(25,100)	Akamai Technologies, Inc.	(2,584,798)
(9,000)	BlackLine, Inc.	(281,250)
(27,500)	Box, Inc., Class A	(665,500)
(4,700)	Check Point Software Technologies Ltd.	(528,609)

The accompanying notes are an integral part of these financial statements.

MILLER MARKET NEUTRAL INCOME FUND
SCHEDULE OF SECURITIES SOLD SHORT (Unaudited) (Continued)
April 30, 2026

Shares		Fair Value
	COMMON STOCKS(a) — (43.2)% (Continued)
	SOFTWARE - (3.3)% (Continued)
(3,350)	CommVault Systems, Inc.	$(331,248)
(15,200)	CoreWeave, Inc., Class A	(1,696,320)
(5,600)	Guidewire Software, Inc.	(774,984)
(12,900)	Nutanix, Inc., A	(527,481)
(5,750)	Wix.com Ltd.	(429,468)
		(7,819,658)
	TECHNOLOGY HARDWARE - (4.2)%
(53,300)	Avnet, Inc.	(4,397,783)
(62,300)	IMAX Corporation	(2,368,646)
(206,300)	Pitney Bowes, Inc.	(3,189,398)
		(9,955,827)
	TECHNOLOGY SERVICES - (0.5)%
(17,600)	Euronet Worldwide, Inc.	(1,273,888)

	TRANSPORTATION & LOGISTICS - (1.3)%
(112,135)	World Kinect Corporation	(3,024,281)

	TOTAL COMMON STOCK (Proceeds $99,901,699)	(102,263,235)

Principal		Coupon Rate
Amount ($)		%	Maturity
	CONVERTIBLE BONDS(a) — (1.9)%
	MEDICAL EQUIPMENT & DEVICES — (1.9)%
(3,500,000)	Lantheus Holdings, Inc.	2.6250	12/15/27	(4,456,286)

	TOTAL CONVERTIBLE BONDS (Proceeds $3,989,563)			(4,456,286)

	U.S. GOVERNMENT & AGENCIES(a) — (1.3)%
	U.S. TREASURY BILLS — (1.3)%
(3,000,000)	United States Treasury Note	3.7500	01/31/31	(2,966,015)

	TOTAL U.S. GOVERNMENT & AGENCIES (Proceeds $2,964,633)			(2,966,015)

	TOTAL SECURITIES SOLD SHORT - (Proceeds - $106,855,895)			$(109,685,536)

The accompanying notes are an integral part of these financial statements.

MILLER MARKET NEUTRAL INCOME FUND
SCHEDULE OF SECURITIES SOLD SHORT (Unaudited) (Continued)
April 30, 2026

(a)	Non-income producing security.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2026 the total market value of 144A securities is $118,533,273 or 50.2% of net assets.

(c)	Zero coupon bond; Rate disclosed is the effective yield as of April 30, 2026.

(d)	Rate disclosed is the seven-day effective yield as of April 30, 2026.

(e)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

(f)	Percentage rounds to less than 0.1%.

(g)	All or a portion of this security is segregated as collateral for the line of credit as of April 30, 2026; total fair value amount of collateral was $201,237,004.

The accompanying notes are an integral part of these financial statements.

MILLER CONVERTIBLE TOTAL RETURN ETF
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2026

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 97.9%
	AEROSPACE & DEFENSE — 5.7%
150,000	AeroVironment, Inc.(a)	(0.4000)	07/15/30	$152,550
100,000	Astronics Corporation(a),(b)	(8.1100)	01/15/31	148,972
				301,522
	BIOTECH & PHARMA — 16.2%
100,000	ANI Pharmaceuticals, Inc.	2.2500	09/01/29	127,598
125,000	Bridgebio Pharma, Inc.	1.7500	03/01/31	206,488
125,000	Cogent Biosciences, Inc.	1.6250	11/15/31	148,250
125,000	Collegium Pharmaceutical, Inc.	2.8750	02/15/29	148,375
125,000	Ligand Pharmaceuticals, Inc.(b)	0.7500	10/01/30	167,912
50,000	Revolution Medicines, Inc.	0.5000	05/01/33	55,812
				854,435
	E-COMMERCE DISCRETIONARY — 2.6%
125,000	Etsy, Inc.(b)	1.0000	06/15/30	135,375

	ELECTRIC UTILITIES — 2.6%
125,000	FirstEnergy Corporation(b)	3.8750	01/15/31	139,063

	ELECTRICAL EQUIPMENT — 7.8%
125,000	BWX Technologies, Inc.(a),(b)	(1.7800)	11/01/30	135,500
125,000	Mirion Technologies, Inc.(b)	0.2500	06/01/30	141,593
125,000	OSI Systems, Inc.(b)	0.5000	02/01/31	133,838
				410,931
	ENGINEERING & CONSTRUCTION — 2.5%
100,000	Fluor Corporation	1.1250	08/15/29	134,375

	INTERNET MEDIA & SERVICES — 5.7%
125,000	DoorDash, Inc.(a),(b)	1.1200	05/15/30	119,500
150,000	Uber Technologies, Inc.	0.8750	12/01/28	183,638
				303,138
	LEISURE FACILITIES & SERVICES — 2.1%
100,000	Live Nation Entertainment, Inc.	2.8750	01/15/30	111,600

The accompanying notes are an integral part of these financial statements.

MILLER CONVERTIBLE TOTAL RETURN ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 97.9% (Continued)
	MEDICAL EQUIPMENT & DEVICES — 9.5%
125,000	Lantheus Holdings, Inc.	2.6250	12/15/27	$159,469
125,000	LivaNova plc	2.5000	03/15/29	142,475
150,000	TransMedics Group, Inc.	1.5000	06/01/28	197,782
				499,726
	REAL ESTATE INVESTMENT TRUSTS — 5.7%
125,000	Digital Realty Trust, L.P.(b)	1.8750	11/15/29	140,563
100,000	HAT Holdings I, LLC / HAT Holdings II, LLC(b)	3.7500	08/15/28	159,425
				299,988
	RETAIL - DISCRETIONARY — 3.1%
100,000	Burlington Stores, Inc.	1.2500	12/15/27	163,150

	SEMICONDUCTORS — 19.6%
100,000	Cohu, Inc.(b)	1.5000	01/15/31	191,140
100,000	MACOM Technology Solutions Holdings, Inc.(a)	(14.480)	12/15/29	176,350
125,000	Microchip Technology, Inc.(a),(b)	(3.4900)	02/15/30	143,031
100,000	MKS, Inc.	1.2500	06/01/30	196,950
100,000	Nova Ltd.(a),(b)	(11.710)	09/15/30	172,450
125,000	Synaptics, Inc.	0.7500	12/01/31	154,094
				1,034,015
	SOFTWARE — 9.0%
125,000	Akamai Technologies, Inc.	1.1250	02/15/29	139,031
175,000	CyberArk Software Ltd.(a),(b)	(2.0900)	06/15/30	190,960
125,000	Snowflake, Inc.(a)	(8.9200)	10/01/27	142,750
				472,741
	TECHNOLOGY HARDWARE — 5.8%
125,000	Avnet, Inc.(b)	1.7500	09/01/30	163,437
125,000	IMAX Corporation(b)	0.7500	11/15/30	140,094
				303,531
	TOTAL CONVERTIBLE BONDS (Cost $4,904,939)			5,163,590

	TOTAL INVESTMENTS - 97.9% (Cost $4,904,939)			$5,163,590
	OTHER ASSETS IN EXCESS OF LIABILITIES - 2.1%			111,716
	NET ASSETS - 100.0%			$5,275,306

The accompanying notes are an integral part of these financial statements.

MILLER CONVERTIBLE TOTAL RETURN ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026

LLC	- Limited Liability Company

LP	- Limited Partnership

LTD	- Limited Company

PLC	- Public Limited Company

(a)	Zero coupon bond; Rate disclosed is the effective yield as of April 30, 2026.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2026 the total market value of 144A securities is $2,422,853 or 45.9% of net assets.

The accompanying notes are an integral part of these financial statements.

Miller Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
April 30, 2026

	Miller	Miller	Miller	Miller
	Convertible	Intermediate	Market Neutral	Convertible Total
	Bond Fund	Bond Fund	Income Fund	Return ETF
Assets:
Investments in Securities at Cost	$353,779,147	$170,026,004	$215,043,032	$4,904,939
Investments in Securities at Fair Value	$374,208,531	$174,306,357	$221,848,005	$5,163,590
Cash	—	—	119,366,843	156,746
Receivable for Securities Sold	26,437,892	3,780,000	4,279,035	—
Interest Receivable	787,822	727,641	1,199,615	—
Receivable for Fund Shares Sold	74,678	12,426	1,228,605	—
Prepaid Expenses and Other Assets	61,410	35,638	22,185	14,181
Total Assets	401,570,333	178,862,062	347,944,288	5,334,517

Liabilities:
Securities Sold Short (Proceeds of $0, $0, $106,855,895 and $0)	—	—	109,685,536	—
Due to Custodian	21,518,449	—	—	—
Payable for Securities Purchased	2,729,718	9,535,421	1,486,304	—
Payable for Fund Shares Redeemed	288,593	596,793	154,731	—
Accrued Advisory Fees	274,442	92,879	181,740	5,235
Payable for Securities Purchased	—	—	—	53,976
Interest Payable	—	—	3,655	—
Accrued Distribution Fees	29,398	—	—	—
Accrued Income Payable	—	—	89,376	—
Accrued Expenses and Other Liabilities	45,489	64,675	19,904	—
Total Liabilities	24,886,089	10,289,768	111,621,246	59,211

Net Assets	$376,684,244	$168,572,294	$236,323,042	$5,275,306

Composition of Net Assets:
At April 30, 2026, Net Assets consisted of:
Paid-in-Capital	$402,029,919	$162,865,045	$229,631,179	$5,025,613
Accumulated Earnings (Deficits)	(25,345,675)	5,707,249	6,691,863	249,693
Net Assets	$376,684,244	$168,572,294	$236,323,042	$5,275,306

Net Asset Value Per Share
Class A Shares
Net Assets	$28,322,652
Shares of Beneficial Interest Outstanding (no par value; unlimited shares authorized)	2,145,632
Net Asset Value and Redemption Price per Share	$13.20
Maximum Offering Price Per Share (Includes a Maximum Sales Charge of 3.75%)	$13.71

Class I Shares
Net Assets	$327,743,362	$168,572,294	$236,323,042	$5,275,306
Shares of Beneficial Interest Outstanding (no par value; unlimited shares authorized)	24,914,732	9,929,792	21,085,365	200,000
Net Asset Value, Offering and Redemption Price per Share	$13.15	$16.98	$11.21	$26.38

Class C Shares
Net Assets	$20,618,230
Shares of Beneficial Interest Outstanding (no par value; unlimited shares authorized)	1,585,824
Net Asset Value	$13.00

The accompanying notes are an integral part of these financial statements.

Miller Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months or Period Ended April 30, 2026

	Miller	Miller	Miller	Miller
	Convertible	Intermediate	Market Neutral	Convertible Total
	Bond Fund	Bond Fund	Income Fund	Return ETF*
Investment Income:
Interest Income	$4,106,432	$2,631,617	$2,390,122	$4,124
Total Investment Income	4,106,432	2,631,617	2,390,122	4,124

Expenses:
Investment Advisory Fees	1,774,525	655,031	925,530	3,451
Distribution Fees (Class A)	80,351	—	—	—
Distribution Fees (Class C)	105,202	—	—	—
Third Party Administrative Services Fees	224,634	99,640	65,061	—
Administration Fees	105,168	44,912	45,041	—
Trustees’ Fees	75,469	25,585	15,923	—
Transfer Agent Fees	68,833	18,806	24,213	—
Dividend/Interest Expense on Securities Sold Short	—	—	258,847	—
Custodian Fees	38,852	14,573	5,728	—
Registration and Filing Fees	37,063	17,060	11,984	—
Audit Fees	33,777	12,949	9,573	—
Legal Fees	24,709	8,783	6,050	—
Printing Expense	21,273	7,160	4,279	—
Chief Compliance Officer Fees	20,950	6,442	4,292	—
Insurance Expense	16,907	5,184	4,511	—
Interest Expense	—	—	6,522	—
Miscellaneous Expenses	23,732	7,828	5,417	—
Total Expenses	2,651,445	923,953	1,392,971	3,451
Less: Fees Waived by Adviser	—	(59,725)	(160,770)	—
Net Expenses	2,651,445	864,228	1,232,201	3,451
Net Investment Income	1,454,987	1,767,389	1,157,921	673

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on:
Investments	21,720,301	3,876,435	7,872,930	(9,631)
Options Purchased	—	—	(31,586)	—
Short Sales	—	—	(4,494,592)	—
Total Net Realized Gain (Loss)	21,720,301	3,876,435	3,346,752	(9,631)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(229,733)	843,528	1,564,560	258,651
Options Purchased	—	—	(155,263)	—
Short Sales	—	—	209,170	—
Total Net Change in Unrealized Appreciation (Depreciation)	(229,733)	843,528	1,618,467	258,651
Net Realized and Unrealized Gain on Investments	21,490,568	4,719,963	4,965,219	249,020

Net Increase in Net Assets Resulting From Operations	$22,945,555	$6,487,352	$6,123,140	$249,693

* For the period March 24, 2026 (commencement of operations) to April 30, 2026.

The accompanying notes are an integral part of these financial statements.

Miller Convertible Bond Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	April 30, 2026	October 31, 2025
	(Unaudited)
Operations:
Net Investment Income	$1,454,987	$5,193,662
Net Realized Gain on Investments	21,720,301	33,083,781
Net Change in Unrealized Depreciation on Investments	(229,733)	(8,017,630)
Net Increase in Net Assets Resulting From Operations	22,945,555	30,259,813

Total Distributions Paid
Class A ($0.42 and $0.48 per share, respectively)	(1,034,986)	(1,452,874)
Class I ($0.45 and $0.54 per share, respectively)	(14,354,265)	(22,836,947)
Class C ($0.39 and $0.42 per share, respectively)	(614,993)	(897,743)
Total Distributions to Shareholders	(16,004,244)	(25,187,564)

Beneficial Interest Transactions:
Class A
Proceeds from Shares Issued	1,211,807	3,133,366
Distributions Reinvested	963,623	1,336,789
Cost of Shares Redeemed	(7,259,975)	(11,920,698)
Total Class A Shares	(5,084,545)	(7,450,543)
Class I
Proceeds from Shares Issued	14,781,754	79,285,699
Distributions Reinvested	10,910,049	17,702,601
Cost of Shares Redeemed	(195,158,080)	(211,293,869)
Total Class I Shares	(169,466,277)	(114,305,569)
Class C
Proceeds from Shares Issued	326,476	1,538,217
Distributions Reinvested	554,120	819,348
Cost of Shares Redeemed	(3,396,937)	(8,716,145)
Total Class C Shares	(2,516,341)	(6,358,580)
Total Beneficial Interest Transactions	(177,067,163)	(128,114,692)

Decrease in Net Assets	(170,125,852)	(123,042,443)

Net Assets:
Beginning of Period	546,810,096	669,852,539
End of Period	$376,684,244	$546,810,096

SHARE ACTIVITY
Class A:
Shares Issued	92,523	244,420
Shares Reinvested	75,149	105,860
Shares Redeemed	(556,527)	(938,833)
Net decrease in shares of beneficial interest outstanding	(388,855)	(588,553)

Class I:
Shares Issued	1,128,485	6,321,433
Shares Reinvested	853,621	1,405,610
Shares Redeemed	(14,983,795)	(16,663,934)
Net decrease in shares of beneficial interest outstanding	(13,001,689)	(8,936,891)

Class C:
Shares Issued	25,237	121,831
Shares Reinvested	43,880	65,845
Shares Redeemed	(263,361)	(696,188)
Net decrease in shares of beneficial interest outstanding	(194,244)	(508,512)

The accompanying notes are an integral part of these financial statements.

Miller Intermediate Bond Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	April 30, 2026	October 31, 2025
	(Unaudited)
Operations:
Net Investment Income	$1,767,389	$3,539,005
Net Realized Gain on Investments	3,876,435	12,980,928
Net Change in Unrealized Appreciation (Depreciation) on Investments	843,528	(4,699,724)
Net Increase in Net Assets Resulting From Operations	6,487,352	11,820,209

Total Distributions Paid
Class I ($0.36 and $0.67 per share, respectively)	(4,593,974)	(8,172,004)
Total Distributions to Shareholders	(4,593,974)	(8,172,004)

Beneficial Interest Transactions:
Class I
Proceeds from Shares Issued	9,429,486	37,374,671
Distributions Reinvested	4,306,512	7,651,271
Cost of Shares Redeemed	(31,085,481)	(70,867,373)
Total Beneficial Interest Transactions	(17,349,483)	(25,841,431)

Decrease in Net Assets	(15,456,105)	(22,193,226)

Net Assets:
Beginning of Period	184,028,399	206,221,625
End of Period	$168,572,294	$184,028,399

SHARE ACTIVITY
Class I:
Shares Issued	559,340	2,257,025
Shares Reinvested	258,260	465,381
Shares Redeemed	(1,847,044)	(4,283,700)
Net decrease in shares of beneficial interest outstanding	(1,029,444)	(1,561,294)

The accompanying notes are an integral part of these financial statements.

Miller Market Neutral Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	April 30, 2026	October 31, 2025
	(Unaudited)
Operations:
Net Investment Income	$1,157,921	$1,348,914
Net Realized Gain on Investments	3,346,752	2,714,793
Net Change in Unrealized Appreciation on Investments	1,618,467	1,695,708
Net Increase in Net Assets Resulting From Operations	6,123,140	5,759,415

Total Distributions Paid
Class I ($0.08 and $0.46 per share, respectively)	(4,647,413)	(1,981,768)
Total Distributions to Shareholders	(4,647,413)	(1,981,768)

Beneficial Interest Transactions:
Class I
Proceeds from Shares Issued	136,475,657	93,610,876
Distributions Reinvested	3,333,933	1,745,653
Cost of Shares Redeemed	(19,830,026)	(21,778,522)
Total Beneficial Interest Transactions	119,979,564	73,578,007

Increase in Net Assets	121,455,291	77,355,654

Net Assets:
Beginning of Period	114,867,751	37,512,097
End of Period	$236,323,042	$114,867,751

SHARE ACTIVITY
Class I:
Shares Issued	12,272,434	8,597,160
Shares Reinvested	305,210	164,320
Shares Redeemed	(1,786,069)	(2,009,532)
Net increase in shares of beneficial interest outstanding	10,791,575	6,751,948

The accompanying notes are an integral part of these financial statements.

Miller Convertible Total Return ETF
STATEMENT OF CHANGES IN NET ASSETS

Period*
Ended
April 30, 2026
(Unaudited)
Operations:
Net Investment Income	$673
Net Realized Loss on Investments	(9,631)
Net Change in Unrealized Appreciation on Investments	258,651
Net Increase in Net Assets Resulting From Operations	249,693

Beneficial Interest Transactions:
Class I
Proceeds from Shares Issued	5,653,133
Cost of Shares Redeemed	(627,520)
Total Beneficial Interest Transactions	5,025,613

Increase in Net Assets	5,275,306

Net Assets:
Beginning of Period	—
End of Period	$5,275,306

SHARE ACTIVITY
Shares Issued	225,000
Shares Redeemed	(25,000)
Net increase in shares of beneficial interest outstanding	200,000

*	For the period March 24, 2026 (commencement of operations) to April 30, 2026.

The accompanying notes are an integral part of these financial statements.

Miller Convertible Bond Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	Class A
	Six Months
	Ended April 30,		Year Ended October 31,
	2026		2025	2024	2023	2022	2021
	(Unaudited)
Net Asset Value, Beginning of Period	$12.99		$12.86	$11.82	$12.21	$14.53	$13.78
Increase (decrease) from operations:
Net investment income (loss) (a)	0.01		0.06	0.09	0.07	0.01	(0.05)
Net gain (loss) from securities (both realized and unrealized)	0.62		0.55	1.40	(0.12)	(1.29)	1.49
Total from operations	0.63		0.61	1.49	(0.05)	(1.28)	1.44

Distributions to shareholders from:
Net investment income	(0.42)		(0.48)	(0.45)	(0.34)	(0.43)	(0.64)
Net realized gain	—		—	—	—	(0.61)	(0.05)
Total distributions	(0.42)		(0.48)	(0.45)	(0.34)	(1.04)	(0.69)

Net Asset Value, End of Period	$13.20		$12.99	$12.86	$11.82	$12.21	$14.53

Total Return (b)	4.96	% (d)	4.87%	12.64%	(0.51)%	(9.45)%	10.54%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$28,323		$32,932	$40,177	$37,208	$41,006	$40,582
Ratio of expenses to average net assets	1.54	% (c)	1.53%	1.51%	1.49%	1.47%	1.46%
Ratio of net investment income (loss) to average net assets	0.19	% (c)	0.44%	0.72%	0.59%	0.09%	(0.36)%
Portfolio turnover rate	47	% (d)	114%	73%	75%	73%	98%

(a)	Per share amounts are calculated using the daily average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, excluding the effect of sales loads. Total returns for periods less than one year are not annualized.

(c)	Annualized.

(d)	Not annualized.

The accompanying notes are an integral part of these financial statements.

Miller Convertible Bond Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	Class I
	Six Months
	Ended April 30,		Year Ended October 31,
	2026		2025	2024	2023	2022	2021
	(Unaudited)
Net Asset Value, Beginning of Period	$12.95		$12.82	$11.78	$12.18	$14.49	$13.75
Increase (decrease) from operations:
Net investment income (a)	0.04		0.12	0.15	0.13	0.08	0.02
Net gain (loss) from securities (both realized and unrealized)	0.61		0.55	1.40	(0.13)	(1.30)	1.49
Total from operations	0.65		0.67	1.55	—	(1.22)	1.51

Distributions to shareholders from:
Net investment income	(0.45)		(0.54)	(0.51)	(0.40)	(0.48)	(0.72)
Net realized gain	—		—	—	—	(0.61)	(0.05)
Total distributions	(0.45)		(0.54)	(0.51)	(0.40)	(1.09)	(0.77)

Net Asset Value, End of Period	$13.15		$12.95	$12.82	$11.78	$12.18	$14.49

Total Return (b)	5.16	% (d)	5.37%	13.23%	(0.10)%	(8.95)%	11.04%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$327,743		$491,089	$600,642	$622,382	$764,478	$873,184
Ratio of expenses to average net assets	1.04	% (c)	1.03%	1.02%	0.99%	0.97%	0.96%
Ratio of net investment income to average net assets	0.69	% (c)	0.94%	1.22%	1.09%	0.57%	0.13%
Portfolio turnover rate	47	% (d)	114%	73%	75%	73%	98%

(a)	Per share amounts are calculated using the daily average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, excluding the effect of sales loads. Total returns for periods less than one year are not annualized.

(c)	Annualized.

(d)	Not annualized.

The accompanying notes are an integral part of these financial statements.

Miller Convertible Bond Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	Class C
	Six Months
	Ended April 30,		Year Ended October 31,
	2026		2025	2024	2023	2022	2021
	(Unaudited)
Net Asset Value, Beginning of Period	$12.80		$12.69	$11.67	$12.07	$14.38	$13.64
Increase (decrease) from operations:
Net investment income (loss) (a)	(0.02)		(0.01)	0.03	0.01	(0.06)	(0.13)
Net gain (loss) from securities (both realized and unrealized)	0.61		0.54	1.37	(0.13)	(1.27)	1.49
Total from operations	0.59		0.53	1.40	(0.12)	(1.33)	1.36

Distributions to shareholders from:
Net investment income	(0.39)		(0.42)	(0.38)	(0.28)	(0.37)	(0.57)
Net realized gain	—		—	—	—	(0.61)	(0.05)
Total distributions	(0.39)		(0.42)	(0.38)	(0.28)	(0.98)	(0.62)

Net Asset Value, End of Period	$13.00		$12.80	$12.69	$11.67	$12.07	$14.38

Total Return (b)	4.68	% (d)	4.29%	12.09%	(1.05)%	(9.82)%	9.99%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$20,618		$22,789	$29,033	$31,251	$42,825	$60,040
Ratio of expenses to average net assets	2.04	% (c)	2.03%	2.02%	1.99%	1.97%	1.96%
Ratio of net investment income (loss) to average net assets	(0.31	)% (c)	(0.06)%	0.22%	0.09%	(0.45)%	(0.86)%
Portfolio turnover rate	47	% (c)	114%	73%	75%	73%	98%

(a)	Per share amounts are calculated using the daily average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, excluding the effect of sales loads. Total returns for periods less than one year are not annualized.

(c)	Annualized.

(d)	Not annualized.

The accompanying notes are an integral part of these financial statements.

Miller Intermediate Bond Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	Class I
	Six Months
	Ended April 30,		Year Ended October 31,
	2026		2025	2024	2023	2022	2021
	(Unaudited)
Net Asset Value, Beginning of Period	$16.79		$16.47	$15.06	$15.34	$17.52	$16.64
Increase from operations:
Net investment income (a)	0.17		0.29	0.34	0.31	0.16	0.07
Net gain (loss) from securities (both realized and unrealized)	0.46		0.70	1.74	(0.07)	(1.34)	1.72
Total from operations	0.63		0.99	2.08	0.24	(1.18)	1.79

Distributions to shareholders from:
Net investment income	(0.36)		(0.67)	(0.67)	(0.52)	(0.49)	(0.91)
Net realized gain	(0.08)		—	—	—	(0.51)	—
Total distributions	(0.44)		(0.67)	(0.67)	(0.52)	(1.00)	(0.91)

Net Asset Value, End of Period	$16.98		$16.79	$16.47	$15.06	$15.34	$17.52

Total Return (b)	3.81	% (d)	6.17%	14.00%	1.48%	(7.08)%	10.83%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$168,572		$184,028	$206,222	$163,131	$127,734	$127,660
Ratio of expenses to average net assets,
before reimbursement	1.06	% (c)	1.06%	1.04%	0.98%	1.00%	0.98%
net of reimbursement	0.99	% (c)	0.99%	0.99%	0.98%	0.95%	0.95%
Ratio of net investment income to average net assets	2.02	% (c)	1.77%	2.08%	1.96%	1.00%	0.38%
Portfolio turnover rate	87	% (d)	134%	115%	106%	79%	113%

(a)	Per share amounts are calculated using the daily average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, excluding the effect of sales loads. Total returns for periods less than one year are not annualized. Had the adviser not absorbed a portion of the expenses or recaptured expenses during certain periods, total returns would have been lower or higher, respectively.

(c)	Annualized.

(d)	Not annualized.

The accompanying notes are an integral part of these financial statements.

Miller Market Neutral Income Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	Class I
	Six Months		Year	Period*
	Ended April 30,		Ended October 31,	Ended October 31,
	2026		2025	2024
	(Unaudited)
Net Asset Value, Beginning of Period	$11.16		$10.59	$10.00
Increase from operations:
Net investment income (a)	0.09		0.24	0.28
Net gain from securities (both realized and unrealized)	0.37		0.79	0.51
Total from operations	0.46		1.03	0.79

Distributions to shareholders from:
Net investment income	(0.08)		(0.27)	(0.20)
Net realized gain	(0.33)		(0.19)	—
Total distributions	(0.41)		(0.46)	(0.20)

Net Asset Value, End of Period	$11.21		$11.16	$10.59

Total Return (b)	4.24	% (e)	9.93%	7.98	% (e)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$236,323		$114,868	$37,512
Ratio of expenses to average net assets,
before reimbursement (c)	1.87	% (d)	2.05%	2.17	% (d)
net of reimbursement (c)	1.66	% (d)	1.66%	1.68	% (d)
Ratio of net investment income to average net assets	1.56	% (d)	2.25%	3.17	% (d)
Portfolio turnover rate	190	% (e)	467%	406	% (e)

*	Miller Market Neutral Income Fund Class I commenced operations on December 29, 2023.

(a)	Per share amounts are calculated using the daily average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, excluding the effect of sales loads. Total returns for periods less than one year are not annualized. Had the adviser not absorbed a portion of the expenses during certain periods, total returns would have been lower.

(c)	Ratio of expenses and net investment income to average net assets includes interest and dividend expenses of 0.36%, 0.36% and 0.38% of average net assets for the six months ended April 30, 2026 and the year/period ended October 31, 2025 and October 31, 2024, respectively.

(d)	Annualized.

(e)	Not annualized.

The accompanying notes are an integral part of these financial statements.

Miller Convertible Total Return ETF
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	Period*
	Ended April 30,
	2026
	(Unaudited)
Net Asset Value, Beginning of Period	$25.00
Increase from operations:
Net investment income (a)	0.00	(f)
Net gain from securities (both realized and unrealized)	1.38
Total from operations	1.38

Net Asset Value, End of Period	$26.38

Total Return (b)	5.52	% (d)
Market Price Total Return (b)	5.40	% (d)

Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$5,275
Ratio of expenses to average net assets	0.85	% (c)
Ratio of net investment income to average net assets	0.17	% (c)
Portfolio turnover rate (e)	4	% (d)

*	Miller Convertible Total Return ETF commenced operations on March 24, 2026.

(a)	Per share amounts are calculated using the daily average shares method, which more appropriately presents the per share data

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, excluding the effect of sales loads. Total returns for periods less than one year are not annualized. Had the adviser not absorbed a portion of the expenses during certain periods, total returns would have been lower.

(c)	Annualized.

(d)	Not annualized.

(e)	Portfolio turnover rate excludes in-kind transactions.

(f)	Per share amount represents less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

Miller Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
April 30, 2026

1.	ORGANIZATION

The Miller Convertible Bond Fund (the “Convertible Bond Fund”), Miller Intermediate Bond Fund (the “Intermediate Bond Fund”), Miller Market Neutral Income Fund (the “Market Neutral Fund”) and Miller Convertible Total Return ETF (the “Miller ETF”), referred to collectively, as the “Funds”, are separate series of the Miller Investment Trust (the “Trust”), a Delaware statutory trust organized on September 28, 2007. The Trust is registered as an open-end management investment company. The Funds are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as diversified, open-end management investment companies. Convertible Bond Fund’s primary investment objective is to maximize total return comprising current income and capital appreciation, consistent with preservation of capital. Intermediate Bond Fund’s primary investment objective is to maximize total return comprising current income and capital appreciation, consistent with preservation of capital. The Market Neutral Fund’s primary investment objective is to provide total return through a combination of current income and capital appreciation with low correlation to equity and fixed income markets consistent with stability of principal. The Miller ETF’s primary investment objective is to maximize total return comprising current income and capital appreciation, consistent with preservation of capital

The Convertible Bond Fund currently offers Class A, Class I and Class C shares of which Class A and Class I shares commenced operations on December 27, 2007 and Class C shares commenced operations on December 1, 2009. Intermediate Bond Fund and Market Neutral Fund currently offer only Class I shares which commenced operations on December 31, 2014, and December 29, 2023, respectively. The Miller ETF commenced operations on March 24, 2026. Class I and Class C shares are offered at net asset value. Class A shares are offered at net asset value plus a maximum sales charge of 3.75%. Each class of Convertible Bond Fund represents an interest in the same assets of the respective Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. Convertible Bond Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

Wellesley Asset Management, Inc. serves as the Funds’ investment adviser (the “Adviser”).

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the year. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 “Financial Services - Investment Companies” including Accounting Standards Update 2013-08.

Segment Reporting – An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio manager and Chief Financial Officer of the Trust. The Funds operate as a single operating segment. The Funds’ income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Funds, using the information presented in the financial statements and financial highlights.

Accounting Pronouncement – The Funds adopted the FASB Accounting Standards Update 2023-09, “Income Taxes (Topic 740) Improvements to Income Tax Disclosures” (“ASU 2023-09”), which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. The amendments in this ASU are intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. The Funds’ adoption of ASU 2023-09 did not have a material impact on the Funds’ financial statements.

Miller Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2026

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements.

Security Valuation – The Funds’ securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices. Exchange traded options are valued at the last sale price, or, in the absence of a sale, at the mean between the current bid and ask prices. Debt securities and long-term U.S. Treasury obligations (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in, or counterparty to, the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Funds may fair value a particular bond if the Adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Funds’ holding. Short-term debt obligations that mature in 60 days or less, at the time of purchase, may be valued at amortized cost, provided such valuations represent fair value. Investments in open-end investment companies are valued at net asset value.

In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price.

The Board of Trustees has designated the Adviser as the Fund’s valuation designee (the “Valuation Designee”) to make all fair value determinations with respect to each Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Adviser has adopted and implemented policies and procedures to be followed when the Fund must utilize fair value pricing. Prior to September 8, 2022, securities were valued at fair value as determined in good faith by the Adviser, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Miller Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2026

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of April 30, 2026 for the Funds’ assets and liabilities measured at fair value:

Convertible Bond Fund

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities:
Convertible Bonds*	$—	$374,208,531	$—	$374,208,531
Total Investments in Securities	$—	$374,208,531	$—	$374,208,531

Intermediate Bond Fund

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities:
Convertible Bonds*	$—	$109,661,030	$—	$109,661,030
Corporate Bonds*	—	54,708,028	—	54,708,028
Short-Term Investments	9,937,299	—	—	9,937,299
Total Investments in Securities	$9,937,299	$164,369,058	$—	$174,306,357

Market Neutral Fund

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks*	$2,377,822	$—	$—	$2,377,822
Convertible Bonds*	—	217,236,226	—	217,236,226
Short-Term Investments	2,231,394	—	—	2,231,394
Option Contracts Purchased	—	2,563	—	2,563
Total Investments in Securities	$4,609,216	$217,238,789	$—	$221,848,005
Liabilities	Level 1	Level 2	Level 3	Total
Securities Sold Short:
Common Stocks*	$(102,263,235)	$—	$—	$(102,263,235)
Convertible Bond*	—	(4,456,286)	—	(4,456,286)
U.S. Government & Agencies	—	(2,966,015)	—	(2,966,015)
Total Securities Sold Short	$(102,263,235)	$(7,422,301)	$—	$(109,685,536)

Miller ETF

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities:
Convertible Bonds*	$—	$5,163,590	$—	$5,163,590
Total Investments in Securities	$—	$5,163,590	$—	$5,163,590

The Funds did not hold any Level 3 securities during the period.

*	Please refer to the Schedule of Investments for industry classifications.

Equity Risk – Common stocks are susceptible to general stock market fluctuations, volatile increases and decreases in value as market confidence in and perceptions of their issuers change, and unexpected trading activity among retail investors. Factors that may influence the price of equity securities include developments affecting a specific company or industry, or changing economic, political or market conditions. Preferred stocks are subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.

Miller Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2026

Synthetic Convertible Bond Risk – A synthetic convertible bond security is a single security issued by an investment bank, broker-dealer or other financial institution that is designed to have the same attributes of a convertible security had it been issued by the designated underlying company. Like ordinary convertible bonds, a synthetic convertible bond is a fixed-income corporate debt security that yields interest payments with conversion features. Importantly, the credit rating of a synthetic convertible bond is based on the issuing financial institution’s credit rating and not the underlying company. Synthetic convertible bonds are derivative debt securities and are subject to the creditworthiness of the counterparty of the synthetic security. The value of a synthetic convertible bond may decline substantially if the counterparty’s creditworthiness deteriorates. The value of a synthetic convertible bond may also respond differently to market fluctuations than a convertible bond because a synthetic convertible is composed of two or more separate securities, each with its own market value.

The Funds invest in synthetic convertible bonds which may be packaged by investment banks and brokerage firms. Synthetic convertible bonds include structured equity linked products that combine unrelated securities which together have the characteristics of convertible securities: a fixed-income component and a convertible component. The fixed-income component is achieved by investing in non-convertible, fixed-income securities such as zero coupon, corporate or government bonds. The convertible component is achieved by investing in warrants or options to buy or sell common stock or various indices at a certain exercise price, or options on a stock index.

Synthetic convertible bonds also include index-linked and equity-linked convertible structured notes. Index-linked and equity-linked notes are securities, the value of which fluctuates based on the value of a basket of stocks or other securities (in the case of index-linked notes) or a single security (in the case of equity-linked notes). Many index-linked and equity-linked notes have a guarantee feature (usually supplied by a brokerage house or bank) that guarantees return of the original issue price, providing substantial protection against a decline in price, while preserving the ability for capital appreciation if the underlying basket of securities increases in value. Synthetic convertible bonds held by the Funds are contingent payment debt instruments that accrue interest income at the stated coupon rate for book purposes but at the comparable yield for tax purposes.

Leverage Risk –The use of leverage through activities such as borrowing or purchasing derivatives can magnify the effects of changes in the value of the Market Neutral Fund and make the Market Neutral Fund’s share price more volatile and sensitive to market movements. The leveraged investment techniques that the Market Neutral Fund employs could cause investors in the Market Neutral Fund to lose more money in adverse environments. Leverage may result in the creation of a liability that requires the Market Neutral Fund to pay interest or fees, which may be greater than the income or gain received by the Market Neutral Fund from the securities purchased with leverage proceeds.

Short Sales – A “short sale” is a transaction in which a Fund sells a security it does not own but have borrowed in anticipation that the market price of that security will decline. A Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss, potentially unlimited in size. Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short. As of April 30, 2026, the Market Neutral Fund had open short positions.

Option Transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk. When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for

Miller Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2026

a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

The notional value of the derivative instruments outstanding as of April 30, 2026 as disclosed in the Schedule of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed within the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

Impact of Derivatives on the Statement of Assets and Liabilities and Statement of Operations – The following is a summary of the location of derivative investments on the Market Neutral Fund’s Statement of Assets and Liabilities as of April 30, 2026:

Derivative Investments		Location on the Statement of Assets and
Type	Risk	Liabilities	Amount
Options Purchased	Equity	Investments in Securities at Value	$2,563

The following is a summary of the location of derivative investments in the Market Neutral Fund’s Statement of Operations for the six months ended April 30, 2026:

Derivative
Investments Type	Risk	Location of Gain/Loss on Derivative	Amount
Options Purchased	Equity	Net Realized Loss on Investments	$(31,586)
Options Purchased	Equity	Net Change in Unrealized Depreciation on Investments	(155,263)

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Purchase discounts and premiums on securities are accreted or amortized over the life of the respective securities.

Expenses – Common expenses, income and gains and losses are allocated daily among share classes of the Funds based on the relative proportion of net assets represented by each class. Class specific expenses are charged directly to the responsible class of shares of the Funds.

Federal Income Taxes – The Funds intend to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements. The Funds recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions on returns filed for open fiscal year ends October 31, 2023 through October 31, 2025, or expected to be taken in the Funds’ current fiscal year end returns, and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. The Funds identify their major tax jurisdictions as U.S. federal and the state of Massachusetts. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the six months ended April 30, 2026, the Funds did not incur any interest or penalties.

Distributions to Shareholders – Distributions from investment income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. The Funds will declare and pay net realized capital gains, if any, annually.

Miller Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2026

The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from GAAP.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The activities of the Funds are overseen by the Board. Pursuant to an Investment Advisory Agreement with the Funds, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Funds pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.75% for the Convertible Bond Fund and the Intermediate Bond Fund of the average daily net assets of each respective Fund. The Market Neutral Fund pays the Adviser an annual rate of 1.25% of the average daily net assets of the Fund. As compensation for its services and the related expenses borne by the Adviser, the Miller ETF pays the Adviser a unitary advisory fee at an annual rate of 0.85% of the average daily net assets of the Fund. The advisory fee is a unitary fee, whereby the Adviser has agreed to pay substantially all expenses of the Miller ETF, including the cost of transfer agency, custody, fund administration, legal, audit and other services. The Adviser is not responsible for, and the Miller ETF will bear the cost of the fees paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.

For the six months ended April 30, 2026, the Adviser earned management fees of $1,774,525, $655,031, $925,530 and $3,451 for the Convertible Bond Fund, Intermediate Bond Fund, Market Neutral Fund and Miller ETF, respectively.

The Adviser, pursuant to an Expense Limitation Agreement (the “Agreement”), had contractually agreed to reduce its fees and/or absorb expenses of the Intermediate Bond Fund and the Market Neutral Fund through February 28, 2027, respectively, to ensure that net annual operating expenses (excluding any would front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs such as interest and dividend expense on securities sold short, taxes and extraordinary expenses such as litigation) would not exceed 0.99% of the Intermediate Bond Fund’s average daily net assets for Class I shares and 1.30% of the Market Neutral Fund’s average daily net assets for Class I shares. The Agreement allowed the Adviser, subject to certain conditions, to recover amounts previously reimbursed for operating expenses to the Funds to the extent that the Funds’ expense ratios fell below the above indicated expense limitations. The amounts that could be recovered were limited to the difference between the actual expense ratio and the amount of the expense limitation during the 36 month period following such waiver or reimbursement. The potential recoupment amounts were the lesser of: (i) the expense cap in effect at the time of the fee waiver/recoupment; or (ii) the expense cap in effect at the time of recapture. The Adviser may change this voluntary discontinuance at any time, subject to the terms of the Expense Limitation Agreement.

For the six months ended April 30, 2026, the Adviser waived fees of $59,725 from the Intermediate Bond Fund and $160,770 from the Market Neutral Fund. As of April 30, 2026, the following amounts are subject to recapture by the Adviser by October 31, of the following years:

Miller Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2026

	2026	2027	2028
Intermediate Bond Fund	$11,221	$96,745	$133,869
Market Neutral Fund	—	93,990	235,601

The Trust has entered into a Global Custody Agreement with Brown Brothers Harriman & Co. (the “Custodian”) to serve as custodian and to act as transfer and shareholder services agent for the Miller ETF.

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor” or “NLD”). The Board has adopted, on behalf of each Fund, a Distribution Plan and Agreement pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”), as amended, to pay for certain distribution activities and shareholder services. Convertible Bond Fund’s Class A shares and Class C shares pay 0.50% and 1.00%, respectively, per year of its average daily net assets for such distribution and shareholder service activities under the Plan. For the six months ended April 30, 2026, the 12b-1 fees accrued amounted to $80,351 and $105,202 for the Convertible Bond Fund’s Class A shares and Class C shares, respectively.

The Distributor acts as each Fund’s principal underwriter in a continuous public offering of the Funds’ shares. For the six months ended April 30, 2026, the Distributor received $9,191 in underwriting commissions for sales of Class A and C shares, of which $876 was retained by the principal underwriter or other affiliated broker-dealers for the Convertible Bond Fund.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration, fund accounting and transfer agency services to the Funds.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds. An officer of the Trust is also an officer of NLCS.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

Trustee Fees – Each Trustee who is not affiliated with the Trust or the Adviser receives an annual retainer fee of $55,000, as well as $14,000 for one annual in-person meeting and $8,000 for all meetings conducted by telephone. Any additional as needed meetings, either in person or by telephone are covered by the retainer fee. The Trustee who is chair of the Audit Committee receives an additional payment of $3,000 as an annual retainer fee for serving in that capacity. None of the Trustees who are affiliated with the Trust receive compensation from the Trust.

4.	INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than short-term securities, U.S. government securities and in-kind transactions, for the six months or period ended April 30, 2026, amounted to $219,148,054 and $408,643,754, respectively, for the Convertible Bond Fund, $148,614,227 and $168,830,470, respectively, for the Intermediate Bond Fund, $330,028,277 and $150,076,684, respectively, for the Market Neutral Fund and $5,060,150 and $144,380, respectively, for the Miller ETF. The cost of purchases and the proceeds from the sale of short-sales securities for the six months ended April 30, 2026, amounted to $113,059,395 and $41,301,454, respectively for the Market Neutral Fund. The cost of purchases and the proceeds from the sale of U.S. Government securities for the six months ended April 30, 2026, amounted to $0 and $0, respectively, for the Convertible Bond Fund, and $0 and $0, respectively for the Intermediate Bond Fund, and $45,972,875 and $38,569,701, respectively for the Market Neutral Fund. For the period ended April 30, 2026, the cost of purchases and proceeds from sales of portfolio securities for in-kind transactions amounted to $0 and $0, respectively, for the Miller ETF.

Miller Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2026

5.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at the net asset value (“NAV”) only in large blocks known as “Creation Units.” Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 25,000 shares for the Fund. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is a member or participant of a clearing agency registered with the SEC that has a written agreement with a Fund or one of its service providers that allows the Authorized Participant to place orders for the purchase or redemption of Creation Units. Creation Units are issued and redeemed for cash and/or in-kind for securities. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund. In addition, the Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in effecting trades. A fixed fee may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Fund and their ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”).

The Transaction Fees for the Fund are listed in the table below:

Fixed Fee	Variable Charge
$300	2.00%*

*	The maximum Transaction Fee may be up to 2.00% of the amount invested.

6.	LINE OF CREDIT

The Market Neutral Fund may borrow for investment purposes, to meet repurchase requests and for temporary, extraordinary or emergency purposes. The Market Neutral Fund is required to maintain asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of at least 300% of the amount borrowed, with an exception it expects to limit its borrowings for investment purposes to 33 1/3% of the value of the Fund’s total assets (including the amount borrowed). Securities pledged as collateral for the line of credit as of April 30, 2026 are disclosed on Market Neutral Fund’s Schedule of Investments. The fair value of securities pledged as collateral as of April 30, 2026, was $201,237,004 for the Market Neutral Fund.

The Market Neutral Fund has entered into an asset based financing agreement with BNP Paribas. There was no balance outstanding on the loan as of April 30, 2026 and the amount of the commitment is based on the assets in a collateral account securing the line. The maximum borrowing on the loan was $2,600,000 and the average borrowing on the loan was $1,470,833 at an average rate of 4.56%.

7.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes and its respective gross unrealized appreciation and depreciation at April 30, 2026 were as follows:

		Gross Unrealized	Gross Unrealized	Net Unrealized
	Tax Cost	Appreciation	Depreciation	Appreciation
Convertible Bond Fund	$361,094,822	$19,238,179	$(6,124,470)	$13,113,709
Intermediate Bond Fund	171,630,301	3,787,392	(1,111,336)	2,676,056
Market Neutral Fund	108,697,496	14,143,362	(10,678,389)	3,464,973
Miller ETF	4,904,939	282,416	(23,765)	258,651

Miller Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2026

8.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions for the following years were as follows:

For the year ended October 31, 2025:

	Ordinary	Long-Term	Return of
	Income	Capital Gains	Capital	Total
Convertible Bond Fund	$25,187,564	$—	$—	$25,187,564
Intermediate Bond Fund	8,172,004	—	—	8,172,004
Market Neutral Fund	1,981,768	—	—	1,981,768

For the year ended October 31, 2024:

	Ordinary	Long-Term	Return of
	Income	Capital Gains	Capital	Total
Convertible Bond Fund	$26,476,124	$—	$—	$26,476,124
Intermediate Bond Fund	7,613,622	—	—	7,613,622
Market Neutral Fund	431,381	—	—	431,381

As of October 31, 2025, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Convertible Bond Fund	$3,011,234	$—	$(48,641,662)	$—	$13,343,442	$(32,286,986)
Intermediate Bond Fund	1,981,343	—	—	—	1,832,528	$3,813,871
Market Neutral Fund	3,101,534	886,781	—	(618,685)	1,846,506	$5,216,136

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales, mark-to-market on open 1256 option contracts, and adjustments for contingent convertible debt securities, Section 305(c) deemed dividend distributions. In addition, the amount listed under other book/tax differences for the Fund is primarily attributable to the tax deferral of losses on straddles.

At October 31, 2025, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains, along with capital loss carryforwards utilized as follows:

	Short-Term	Long-Term	Total	CLCF Utilized
Convertible Bond Fund	$14,944,079	$33,697,583	$48,641,662	$7,219,927
Intermediate Bond Fund	—	—	—	6,465,323

9.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of April 30, 2026, Charles Schwab & Co, Inc. accounts holding shares for the benefit of others in nominee name, held approximately 34%, and 41%, respectively, of the voting securities of the Intermediate Bond Fund and Market Neutral Fund, respectively. As of April 30, 2026, National Financial Services, LLC accounts holding shares for the benefit of others in nominee name, held approximately 39%, and 53% of the voting securities of the Intermediate Bond Fund and Market Neutral Fund, respectively. The Fund has no knowledge as to whether any beneficial owner included in these nominee accounts holds more than 25% of the voting shares of any of the Funds.

Miller Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2026

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

MILLER FUNDS

Advisor	Wellesley Asset Management, Inc. 100 Market Street, Suite 203 Portsmouth, NH 03801
Distributor	Northern Lights Distributors, LLC 4221 North 203rd Street, Suite 100 Elkhorn, NE 68022
Legal Counsel	Thompson Hine LLP 1919 M Street, N.W. – Suite 700 Washington, DC 20036
Transfer Agents	Ultimus Fund Solutions, LLC 4221 North 203rd Street, Suite 100 Elkhorn, NE 68022 Brown Brothers Harriman & Co. 50 Post Office Square Boston, MA 02110
Custodians	Bank of New York Mellon Corp. 101 Barclay Street New York, NY 10286 Brown Brothers Harriman & Co. 50 Post Office Square Boston, MA 02110

How to Obtain Proxy Voting Information

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ending June 30th, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling toll-free 877-441-4434 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 877-441-4434.

Miller Funds ● 225 Pictoria Drive ●Suite 450 ● Cincinnati, OH 45246
877-441-4434

Miller Funds
ADDITIONAL INFORMATION (Unaudited)
April 30, 2026

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the Statement of Operations included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Renewal of the Management Agreement and Review of 15(c) Materials

At the Meeting held on October 21, 2025, the Board of Trustees (the “Board”) including the Trustees who are not “interested persons”, as such term is defined under Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered the renewal of the Management Agreement between the Miller Investment Trust and Wellesley Asset Management, Inc. (the “Adviser”) with respect to the Miller Convertible Bond Fund (“Convertible Bond Fund”), Miller Intermediate Bond Fund (“Intermediate Bond Fund”), and the Miller Market Neutral Income Fund (“Market Neutral Fund”) (the “Management Agreement”).

The Board relied upon each Trustee’s own business judgment and relevant court cases in determining the material factors to be considered when evaluating the Management Agreement for the Funds and the weight to be given to each factor. The Board based its conclusions on a comprehensive evaluation of all the information provided by the Adviser and not on any one factor exclusively. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Management Agreement. Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Management Agreement included the following:

Nature, Extent and Quality of Services and Personnel. The Board examined the nature, extent and quality of the services provided by the Adviser to the Funds. The Trustees also engaged in discussions with the Adviser’s senior management responsible for the overall functioning of the advisory services provided to each Fund. The Board considered information regarding the Adviser’s efforts around compliance and investment processes. The Trustees discussed the Adviser’s personnel, and the quality of service provided by them, which among other things requires specialized skill in sourcing sufficient suitable convertible and synthetic convertible bonds. The Board discussed the financial strength of the Adviser after reviewing financial information about it and concluded that it is satisfied that the Adviser continues to be in the position to deliver high quality services to the Funds and their shareholders. The Board further concluded that the Adviser’s management team and the Adviser’s overall resources were adequate, and that the Adviser has personnel with the requisite investment management skills and who are more than capable to perform its duties under the Management Agreement.

Performance. The Trustees reviewed the performance of each Fund. It was noted that certain strategies were also used by the Adviser when and with different costs associated with providing advisory services to separately managed account and private fund clients but that such accounts were managed in part with key

Miller Funds
ADDITIONAL INFORMATION (Unaudited)(Continued)
April 30, 2026

differences in strategies because of the regulatory constraints of the 1940 Act and IRS tax rules imposed on registered investment companies.

Convertible Bond Fund. The Board noted that for the one, three, and five-year periods ended September 30, 2025, the Convertible Bond Fund’s Class I shares had returns of 3.67%, 6.96%, and 3.40%, respectively. It was noted that the Convertible Bond Fund underperformed its peer group average of 18.38% for the one-year period, underperformed its peer group average of 13.57% over the three-year period and underperformed its peer group average of 8.01% over the five-year period. Similarly, the Fund underperformed the “Convertibles” Morningstar Category average of 18.38% for the one-year period, underperformed the category average of 13.57% for the three-year period and underperformed the category average of 8.01% during the five-year period. The Board considered that the Adviser’s goal is for the Fund’s total return to outperform its peer group over full market cycles. It was stated that the Fund’s focus on balanced convertible bonds (bonds trading at or below par) contributed to underperformance versus the Peer Group in the one- and five-year time periods. It was further noted that it is the Adviser’s expectation that the Fund is designed to have strong performance relative to its peer group during bear markets, which was largely proven during the most recent one-year period.

Intermediate Bond Fund. The Board noted that for the one-, three-, and five-year periods ended September 30, 2025, the Intermediate Bond Fund had returns of 4.78%, 7.87%, and 4.55%, respectively. It was noted that the Intermediate Bond Fund underperformed its peer group average of 3.95% for the one-year period, and outperformed its peer group average of 7.96% and 62% for the three-, and five-year periods, respectively. It was further noted that the Intermediate Bond Fund also underperformed the Morningstar Category average of 5.43% for the one-year period, and outperformed the category average of 7.73% and 3.36% for the three- and five-year periods ended, respectively. It was noted that it is the Adviser’s expectation for the Fund is designed to have strong performance relative to its peer group during bear markets.

Market Neutral Fund. The Board noted that for the one-year period ended September 30, 2025, the Market Neutral Fund had returns of 9.15. It was noted that the Market Neutral Fund outperformed its peer group average of 7.44% for the one-year period, and 7.88% and 5.25% for the three-, and five-year periods, respectively. It was further noted that the Market Neutral Fund also outperformed the Morningstar Category average of 8.32% for the one-year period, and 7.35% and 5.24% for the three- and five-year periods ended, respectively. It was noted that it is the Adviser’s expectation for the Fund is designed to have returns that do not correlate significantly to equity and bond markets.

With respect to each of the Funds, the Board found that the Adviser continues to not deviate from its strategy to achieve favorable risk-adjusted returns throughout the stages of market cycles. The Board concluded that each Fund’s performance was reasonable, especially considering recent market volatility and economic uncertainty.

Fees & Expenses. The Trustees reviewed the fees charged by the Funds, including reviewing the fees compared to the Funds’ respective peer groups and Morningstar Categories. The Trustees further considered the fact that the Adviser manages separately managed accounts and a private fund with similar investment strategies and with different costs associated with providing advisory services to such clients.

Convertible Bond Fund. The Trustees noted that the Convertible Bond Fund’s advisory fee rate of 0.75% was higher than the peer group average of 0.63% and the Morningstar Category average of 0.68%. The Trustees further noted that the Convertible Bond Fund’s net expense ratio rate of 0.99% was higher than the peer group average of 0.70%, and was higher than the Morningstar Category average of 0.72%. The

Miller Funds
ADDITIONAL INFORMATION (Unaudited)(Continued)
April 30, 2026

Trustees concluded that the advisory fee and net expense ratio were within an acceptable range of fees for the Fund when compared to peer funds and the Morningstar Category, especially in light of the fact that certain peer funds were considerably larger in terms of assets or part of fund complexes that were considerably larger in terms of aggregate assets under management.

Intermediate Bond Fund. The Trustees noted that the Intermediate Bond Fund’s fee rate of 0.75% was higher than the peer group average of 0.53% and the Morningstar Category average of 0.64%. The Trustees further noted that the Intermediate Bond Fund’s net expense ratio rate of 0.99% was higher than the peer group average of 0.43% and the Morningstar Category average of 0.93%. The Trustees concluded that the advisory fee and net expense ratio were within an acceptable range of fees for the Fund when compared to peer funds, especially in light of the level and quality of services provided by the Adviser to the Fund and the fact that certain peer funds were considerably larger in terms of assets or part of fund complexes that were considerably larger in terms of aggregate assets under management.

Market Neutral Fund. The Trustees noted that the Market Neutral Fund’s fee rate of 1.25% was higher than the peer group average of 0.96% and Morningstar Category average, which was 1.08%. The Trustees further noted that the Market Neutral Fund’s net expense ratio rate of 1.30% for Class I shares was higher than the peer group average of 1.08% and higher than the Morningstar Category average of 1.24%. The Trustees concluded that the advisory fee and net expense ratio were within an acceptable range of fees for the Fund when compared to peer funds, especially in light of the level and quality of services provided by the Adviser to the Fund and the fact that certain peer funds were considerably larger in terms of assets or part of fund complexes that were considerably larger in terms of aggregate assets under management.

Economies of Scale. The Trustees considered whether the Adviser has realized or will realize economies of scale with respect to the management of the Funds. The Trustees stated that they will continue to review the Adviser’s projections for asset growth of each Fund over the next 12 months. Furthermore, the Board concluded that the size of each Fund had not reached sufficient size to result in material economies of scale and thus fee breakpoints were not appropriate at this time.

Profitability. The Trustees considered the expenses of the Adviser associated with managing each Fund, and reviewed the profits realized by the Adviser with respect to each Fund and took into consideration other benefits to the Adviser. The Board found the profit earned by the Adviser with respect to each Fund to be acceptable and not unreasonable or excessive. Based on financial information provided by the Adviser, the Board also found that the Adviser was in a strong position to continue to provide the high level and quality of services that it currently provides to the Funds.

Fall Out Benefits. The Trustees considered the fact that there is some slight benefit to the Adviser’s SMA and private fund business due to the publicity that the registered Funds receive.

Conclusion. Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Management Agreement, the Board, including all of the Independent Trustees, concluded that the advisory fee for each Fund is fair and reasonable and approved the continuance of the respective Management Agreement and the advisory fees thereunder as in the best interest of each Fund and its shareholders.

Miller Funds
ADDITIONAL INFORMATION (Unaudited)(Continued)
April 30, 2026

Approval of the Investment Advisory Agreement and Review of 15(c) Materials

At the Meeting held on January 16, 2026, the Board of Trustees (the “Board”) including the Trustees who are not “interested persons”, as such term is defined under Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered the approval of the Management Agreement between the Miller Investment Trust and Wellesley Asset Management, Inc. (the “Adviser”) with respect to the Miller Convertible Total Return ETF (“Miller ETF”) (the “Investment Advisory Agreement”).

The Board relied upon each Trustee’s own business judgment and relevant court cases in determining the material factors to be considered when evaluating the Investment Advisory Agreement for the Miller ETF and the weight to be given to each factor. The Board based its conclusions on a comprehensive evaluation of all the information provided by the Adviser and not on any one factor exclusively. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Investment Advisory Agreement. Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Investment Advisory Agreement included the following:

Nature, Extent and Quality of Services and Personnel. The Board examined the nature, extent and quality of the services to be provided by the Adviser to the Miller ETF. The Trustees noted the portfolio managers and trading personnel who will be contributing to the overall advisory services to be provided to the Miller ETF. The Board acknowledged that the Adviser currently provides a high level of service as Adviser to the existing Funds in the Trust. The Trustees discussed the Adviser’s personnel, and the continued high level of service provided by them. The Board discussed the financial strength of the Adviser and concluded the Adviser has the ability to provide a level of service consistent with the Board’s expectations.

Performance. The Board noted that the Miller ETF has not yet launched and therefore did not have any prior performance to provide.

Fees & Expenses. The Board took into account that the Adviser had agreed to a unitary fee whereby it would pay : (1) all salaries, expenses, and fees of the Trustees and officers of the Trust who are officers, directors/trustees, partners, or employees of the Adviser or its affiliates; (2) the costs of preparing, setting in type, printing and mailing of Prospectuses, Prospectus supplements, SAIs, annual, semiannual and periodic reports, and notices and proxy solicitation materials required to be furnished to shareholders of the Trust or regulatory authorities, and all tax returns; (3) all legal, registration, filing and other fees and expenses incurred in connection with the affairs of the Trust, including those incurred with respect to registering its shares with, or other requirements of, regulatory authorities, and any amendments or supplements that may be made from time to time; (4) all expenses of the transfer, receipt, safekeeping, servicing and accounting for the Trust’s cash, securities, and other property, including all charges of depositories, custodians, and other agents, if any; (5) the charges for the services and expenses of the independent accountants and legal counsel retained by the Trust, for itself; (6) the charges and expenses of maintaining shareholder accounts, including all charges of transfer, bookkeeping, and dividend disbursing agents appointed by the Trust; (7) any membership fees, dues or expenses incurred in connection with the Trust’s

Miller Funds
ADDITIONAL INFORMATION (Unaudited)(Continued)
April 30, 2026

membership in any trade association or similar organizations, as approved by the Trustees; (8) all insurance premiums for fidelity and other coverage, as approved by the Trustees; (9) all expenses incidental to holding shareholders and Trustees meetings, including the printing of notices and proxy materials and proxy solicitation fees and expenses; and (10) compensation and expenses of the Trustees who are not “interested persons” of the Trust (“Independent Trustees”); and (11) all fees and expenses charged by exchanges listing shares of the Fund. The Board noted that the Fund would be responsible for the following expenses that it incurs: (1) interest and taxes (including, but not limited to, income, excise, transfer and withholding taxes); (2) expenses of the Fund incurred with respect to the acquisition, holding, voting and/or disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions; (3) expenses incurred in connection with any distribution plan adopted by the Trust in compliance with Rule 12b-1 under the 1940 Act, including distribution fees; (4) the advisory fee payable to the Adviser hereunder; and (5) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the Independent Trustees). The Board further considered the fact that the Adviser manages separately managed accounts and with different costs associated with providing advisory services to such clients. The Trustees noted that the Miller ETF’s proposed unitary fee rate of 0.85% was not the highest in its peer group and that the lower fees for certain peers are due to passive management, whereas the Miller ETF will be actively managed. The Trustees concluded that the proposed unitary fee is within an acceptable range of fees for the Miller ETF when compared to peer funds.

Profitability. The Board reviewed a profitability analysis provided by the Adviser and noted that the Adviser expects to realize a modest gain in connection with its relationship with the Miller ETF during the first 12 months of operation. The Board concluded, after further discussion of the profitability analysis provided, that excessive profitability from the Adviser’s relationship with the Miller ETF was not an issue at this time.

Economies of Scale. The Board considered whether the Adviser would realize economies of scale during the initial period of the Investment Advisory Agreement. They noted that the proposed fee schedule does not currently provide breakpoints, but that the Adviser indicated it is amenable to the discussion of adding breakpoints as the Miller ETF’s assets experience significant growth. The Board concluded that absence of breakpoints was acceptable at this time.

Conclusion. Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Investment Advisory Agreement, the Board determined that approval of the Investment Advisory Agreement was in the best interests of the Miller ETF and its future shareholders.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies. Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders. None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1) Not applicable

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Miller Investment Trust

By (Signature and Title)
/s/ Michael Miller
Michael Miller, Principal Executive Officer/President

Date	6/30/26

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
/s/ Michael Miller
Michael Miller, Principal Executive Officer/President

Date	6/30/26

By (Signature and Title)
/s/ James Buckham
James Buckham, Principal Financial Officer/Treasurer

Date	6/30/26